UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Multifactor ETFs
Semi-Annual Report
March 31, 2022 (Unaudited)

■ Hartford Longevity Economy ETF
■ Hartford Multifactor Developed Markets (ex-US) ETF
■ Hartford Multifactor Diversified International ETF
■ Hartford Multifactor Emerging Markets ETF
■ Hartford Multifactor Small Cap ETF
■ Hartford Multifactor US Equity ETF

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Multifactor Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report that covers the period from October 1, 2021 through March 31, 2022.
Market Review
During the six months ended March 31, 2022, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.92%. The positive results overshadowed an intensely volatile period as global markets grappled with the impact of higher inflation, a slowdown in corporate profits, the launch of a long-awaited series of interest-rate hikes from US Federal Reserve (Fed), and, finally, the impact of the Russian invasion in Ukraine.
The inflationary surge that began in mid-2021 showed stubborn staying power throughout the period. Chronic supply-chain shortages, tight labor markets, and soaring consumer demand pushed the Consumer Price Index (CPI),2 to levels not seen since the 1980s. As prices for gasoline, food, and housing continued to rise, the S&P 500 Index suffered a surprise first-quarter 2022 decline, losing 4.60% before staging a modest end-of-period recovery.
As the period began, major equity indices were reaching new highs as consumers and businesses continued to benefit from the billions in stimulus support provided by the U.S. Congress and the Fed to combat the economic impact of the COVID-19 pandemic. But as early as September 2021, the Fed began signaling its belief that the economy had grown strong enough to withstand a reduction of the $120 billion-per-month asset purchases that had provided critical liquidity to the economic recovery. Those asset-purchase reductions began in December 2021.
In January 2022, the Fed officially outlined its plans to raise the federal funds rate in March 2022 and forecasted additional rate hikes to come. With inflation clearly trending upward toward the end of the period—the CPI showed an 8.5% increase in the annual inflation rate in March 2022—markets sold off during the first two months of the new year.
The signature event of the period was the February 24, 2022 invasion of Ukraine by Russia’s armed forces—an event that scrambled the global economic picture on multiple fronts. The immediate impact included a spike in worldwide oil and commodity prices as Western nations joined together to impose economic sanctions against Russia. Early on, the Biden administration announced an embargo on Russian crude-oil imports, but then moved to ease the impact on domestic gasoline prices by releasing a million barrels of oil per day from the nation’s strategic petroleum reserve.
As the period ended, equity markets continued to display heightened volatility. And while the unemployment rate dropped below 4% after unexpectedly strong job gains in March 2022, the bond market also flashed signals that were interpreted to indicate that an overheated economy could lead to recession further down the road.
As 2022 moves into the spring and summer months, it seems clear that inflationary pressures and geopolitical tensions will continue to have a major impact on investments. Nowadays, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Multifactor Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Multifactor ETFs

Hartford Longevity Economy ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 03/16/2021 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Longevity Economy Index (LHLGEX) (the “Index”), which is designed to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	Since Inception[2]
Hartford Longevity Economy ETF (NAV Return)	0.91%	7.62%	6.27%
Hartford Longevity Economy ETF (Market Price Return)	0.87%	7.53%	6.31%
Hartford Longevity Economy Index	1.13%	8.08%	6.75%
Russell 3000 Index (Gross)	3.51%	11.92%	11.06%

[1]	Not annualized.
[2]	Inception: 03/16/2021
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 3000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • The Fund's focus on securities of issuers that are expected to benefit from providing goods and services that are needed by or attractive to the world's aging populations may affect the Fund's exposure to certain industries or types of investments. Certain investments in companies focused on longevity and aging solutions may be affected by government regulations or other factors. • Investments focused in a sector, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.1%
Consumer Discretionary	15.3
Consumer Staples	5.7
Financials	11.3
Health Care	21.5
Industrials	3.4
Information Technology	29.3
Real Estate	1.2
Utilities	1.1
Total	99.9%
Short-Term Investments	0.3
Other Assets & Liabilities	(0.2)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Developed Markets (ex-US) ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	-0.65%	3.12%	5.98%	5.24%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	-0.92%	2.44%	5.73%	5.12%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	-0.37%	3.45%	6.12%	5.42%
MSCI World ex USA Index (Net)	-1.82%	3.04%	7.14%	5.11%

[1]	Not annualized.
[2]	Inception: 02/25/2015
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI World ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Investments focused in a country, region, sector, industry or group of industries may increase volatility and risk. • Mid-cap securities can have greater risks and volatility than large-cap securities.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.3%
Consumer Discretionary	9.1
Consumer Staples	10.2
Energy	3.2
Financials	17.7
Health Care	12.6
Industrials	15.8
Information Technology	6.7
Materials	6.1
Real Estate	5.5
Utilities	5.5
Total	98.7%
Short-Term Investments	3.0
Other Assets & Liabilities	(1.7)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Diversified International ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 05/10/2017 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	Since Inception[2]
Multifactor Diversified International ETF (NAV Return)	3.46%	8.43%	6.06%
Multifactor Diversified International ETF (Market Price Return)	5.37%	9.52%	6.40%
Hartford Multifactor Diversified International Index	3.62%	8.89%	5.95% [3]
MSCI All Country World (ACWI) ex USA Index (Net)	-3.72%	-1.48%	6.09%

[1]	Not annualized.
[2]	Inception: 05/10/2017
[3]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI All Country World (ACWI) ex USA Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, a Russian security was removed from the Hartford Multifactor Diversified International Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investment in Russia, which was in the form of a depositary receipt, could not be sold. For this reason, the Fund continues to hold the position with exposure to Russia that are not included within the Hartford Multifactor Diversified International Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Investments focused in a particular country, region, sector or industry are subject to greater volatility and risk.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	9.6
Consumer Staples	10.4
Energy	5.8
Financials	18.0
Health Care	10.7
Industrials	10.3
Information Technology	12.4
Materials	5.9
Real Estate	5.0
Utilities	3.0
Total	99.2%
Short-Term Investments	1.0
Other Assets & Liabilities	(0.2)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Emerging Markets ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	-1.93%	1.65%	4.05%	1.85%
Multifactor Emerging Markets ETF (Market Price Return)	-2.27%	-0.14%	3.65%	1.69%
Hartford Multifactor Emerging Markets Equity Index	-1.51%	2.47%	—	4.08% [3]
MSCI Emerging Markets Index (Net)	-8.20%	-11.37%	5.98%	4.38%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The MSCI Emerging Markets Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
As a result of the sanctions imposed upon various Russian entities and persons as a result of the Russian invasion of Ukraine, Russian securities were removed from the Hartford Multifactor Emerging Markets Equity Index effective March 9, 2022. Because of the direct and indirect effect of the sanctions and counter sanctions by Russia, which have collectively led to a lack of liquidity for Russian securities, the Fund’s investments in Russia, which were in the form of depositary receipts, could not be sold. For this reason, the Fund continues to hold positions with exposure to Russia that are not included within the Hartford Multifactor Emerging Markets Equity Index, which may affect the performance of the Fund relative to the index.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets and in particular geographic regions or countries. • Investments focused in a country, region, sector, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.4%
Consumer Discretionary	11.8
Consumer Staples	7.1
Energy	8.2
Financials	18.5
Health Care	5.0
Industrials	3.3
Information Technology	21.8
Materials	6.2
Real Estate	2.0
Utilities	4.1
Total	99.4%
Other Assets & Liabilities	0.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Small Cap ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 03/23/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor Small Cap ETF (NAV Return)	2.31%	3.89%	9.53%	8.88%
Multifactor Small Cap ETF (Market Price Return)	2.50%	4.06%	9.48%	8.90%
Hartford Multifactor Small Cap Index	2.52%	4.28%	—	14.74% [3]
Russell 2000 Index (Gross)	-5.55%	-5.79%	9.74%	8.71%

[1]	Not annualized.
[2]	Inception: 03/23/2015
[3]	The Hartford Multifactor Small Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 2000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Small cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Investments focused in a particular sector or industry are subject to greater market volatility risk.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.7%
Consumer Discretionary	13.7
Consumer Staples	6.8
Energy	2.6
Financials	16.8
Health Care	18.0
Industrials	16.2
Information Technology	10.7
Materials	3.6
Real Estate	5.6
Utilities	0.6
Total	99.3%
Short-Term Investments	0.1
Other Assets & Liabilities	0.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor US Equity ETF
 Fund Overview
 March 31, 2022 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.
Average Annual Total Returns
for the Periods Ended 03/31/2022
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	6.45%	13.29%	11.53%	9.69%
Multifactor US Equity ETF (Market Price Return)	6.48%	13.14%	11.53%	9.69%
Hartford Multifactor Large Cap Index	6.52%	13.48%	—	13.34% [3]
Russell 1000 Index (Gross)	4.15%	13.27%	15.82%	13.25%

[1]	Not annualized.
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Large Cap Index commenced operations on 06/28/2019. Reflects annualized returns starting on 06/28/2019.
Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.
Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The Russell 1000 Index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2022.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in a sector, industry or group of industries may increase volatility and risk.
Composition by Sector(1)
as of 03/31/2022
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.3%
Consumer Discretionary	10.6
Consumer Staples	7.8
Energy	1.5
Financials	9.5
Health Care	14.9
Industrials	10.4
Information Technology	26.4
Materials	2.9
Real Estate	3.8
Utilities	4.7
Total	99.8%
Short-Term Investments	0.0 *
Other Assets & Liabilities	0.2
Total	100.0%

*	Percentage rounds to zero.

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor ETFs
Benchmark Glossary (Unaudited)

Hartford Longevity Economy Index seeks to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.
Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries—excluding the US.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.

8

Hartford Multifactor ETFs
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2021 through March 31, 2022. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period October 1, 2021 through March 31, 2022	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Period October 1, 2021 through March 31, 2022	Annualized expense ratio
Hartford Longevity Economy ETF	$ 1,000.00	$ 1,009.10	$ 2.20	$ 1,000.00	$ 1,022.74	$ 2.22	0.44%
Hartford Multifactor Developed Markets (ex-US) ETF	$ 1,000.00	$ 993.50	$ 1.44	$ 1,000.00	$ 1,023.49	$ 1.46	0.29%
Hartford Multifactor Diversified International ETF	$ 1,000.00	$ 1,034.60	$ 1.47	$ 1,000.00	$ 1,023.49	$ 1.46	0.29%
Hartford Multifactor Emerging Markets ETF	$ 1,000.00	$ 980.70	$ 2.17	$ 1,000.00	$ 1,022.74	$ 2.22	0.44%
Hartford Multifactor Small Cap ETF	$ 1,000.00	$ 1,023.10	$ 1.71	$ 1,000.00	$ 1,023.24	$ 1.72	0.34%
Hartford Multifactor US Equity ETF	$ 1,000.00	$ 1,064.50	$ 0.98	$ 1,000.00	$ 1,023.98	$ 0.96	0.19%
9

Hartford Longevity Economy ETF
Schedule of Investments
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 2.0%
5,407	Ford Motor Co.	$ 91,432
2,072	General Motors Co.*	90,629
2,464	Standard Motor Products, Inc.	106,297
1,202	Thor Industries, Inc.	94,598
2,210	Winnebago Industries, Inc.	119,406
		502,362
	Banks - 4.1%
1,973	Bank of America Corp.	81,327
341	Banner Corp.	19,959
2,593	Citigroup, Inc.	138,466
1,206	Citizens Financial Group, Inc.	54,668
2,225	Fifth Third Bancorp	95,764
422	First Interstate BancSystem, Inc. Class A	15,517
717	Fulton Financial Corp.	11,917
496	Hilltop Holdings, Inc.	14,582
1,183	JP Morgan Chase & Co.	161,267
3,181	KeyCorp.	71,191
125	NBT Bancorp, Inc.	4,516
2,290	Northwest Bancshares, Inc.	30,938
205	OceanFirst Financial Corp.	4,120
291	PNC Financial Services Group, Inc.	53,675
1,989	Regions Financial Corp.	44,275
601	S&T Bancorp, Inc.	17,778
1,308	U.S. Bancorp	69,520
1,366	Univest Financial Corp.	36,554
1,992	Wells Fargo & Co.	96,532
280	Zions Bancorp NA	18,357
		1,040,923
	Capital Goods - 2.2%
452	3M Co.	67,294
125	Curtiss-Wright Corp.	18,770
485	General Dynamics Corp.	116,972
245	Huntington Ingalls Industries, Inc.	48,863
171	L3Harris Technologies, Inc.	42,488
194	Lockheed Martin Corp.	85,632
307	Northrop Grumman Corp.	137,296
253	Raytheon Technologies Corp.	25,065
		542,380
	Consumer Durables & Apparel - 2.5%
247	Acushnet Holdings Corp.	9,944
200	Carter's, Inc.	18,398
625	Century Communities, Inc.	33,481
1,500	D.R. Horton, Inc.	111,765
145	La-Z-Boy, Inc.	3,824
734	Lennar Corp. Class A	59,579
2,514	Levi Strauss & Co. Class A	49,677
569	MDC Holdings, Inc.	21,531
832	Newell Brands, Inc.	17,813
170	NIKE, Inc. Class B	22,875
13	NVR, Inc.*	58,075
42	Oxford Industries, Inc.	3,801
256	PulteGroup, Inc.	10,726
117	Ralph Lauren Corp. Class A	13,272
1,272	Sturm Ruger & Co., Inc.	88,557
764	Tempur Sealy International, Inc.	21,331
504	Whirlpool Corp.	87,081
		631,730
	Consumer Services - 2.7%
19	Booking Holdings, Inc.*	44,621
137	Boyd Gaming Corp.	9,012
681	Choice Hotels International, Inc.	96,539
98	Domino's Pizza, Inc.	39,887
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Services - 2.7% - (continued)
587	Golden Entertainment, Inc.*	$ 34,087
56	Graham Holdings Co. Class B	34,242
4,324	H&R Block, Inc.	112,597
117	Hilton Worldwide Holdings, Inc.*	17,754
51	Marriott International, Inc. Class A*	8,963
220	McDonald's Corp.	54,402
158	Monarch Casino & Resort, Inc.*	13,782
583	Red Rock Resorts, Inc. Class A	28,310
301	SeaWorld Entertainment, Inc.*	22,406
303	Travel + Leisure Co.	17,556
29	Vail Resorts, Inc.	7,548
658	Wyndham Hotels & Resorts, Inc.	55,726
740	Yum! Brands, Inc.	87,712
		685,144
	Diversified Financials - 3.7%
199	Ally Financial, Inc.	8,653
157	Ameriprise Financial, Inc.	47,157
352	B. Riley Financial, Inc.	24,626
1,960	Bank of New York Mellon Corp.	97,275
150	Berkshire Hathaway, Inc. Class B*	52,936
6	BlackRock, Inc.	4,585
443	Capital One Financial Corp.	58,161
52	CME Group, Inc.	12,369
103	Discover Financial Services	11,350
315	Encore Capital Group, Inc.*	19,760
58	Evercore, Inc. Class A	6,457
209	Goldman Sachs Group, Inc.	68,991
262	Intercontinental Exchange, Inc.	34,615
862	Janus Henderson Group plc	30,187
2,313	Jefferies Financial Group, Inc.	75,982
70	Moelis & Co. Class A	3,286
279	Morgan Stanley	24,385
175	Nasdaq, Inc.	31,185
358	Nelnet, Inc. Class A	30,426
211	Northern Trust Corp.	24,571
31	Piper Sandler Cos.	4,069
1,023	Raymond James Financial, Inc.	112,438
557	State Street Corp.	48,526
1,924	Synchrony Financial	66,974
404	Voya Financial, Inc.	26,805
		925,769
	Food & Staples Retailing - 2.7%
309	Costco Wholesale Corp.	177,937
982	Ingles Markets, Inc. Class A	87,447
268	Kroger Co.	15,375
3,214	SpartanNash Co.	106,030
848	Walgreens Boots Alliance, Inc.	37,965
1,227	Walmart, Inc.	182,725
838	Weis Markets, Inc.	59,850
		667,329
	Food, Beverage & Tobacco - 1.1%
293	Flowers Foods, Inc.	7,533
138	General Mills, Inc.	9,346
264	Hershey Co.	57,190
326	Sanderson Farms, Inc.	61,122
1,459	Tyson Foods, Inc. Class A	130,770
		265,961
	Health Care Equipment & Services - 11.9%
1,271	Abbott Laboratories	150,436
1,244	AmerisourceBergen Corp. Class A	192,459
413	Anthem, Inc.	202,874
1,672	Baxter International, Inc.	129,647

The accompanying notes are an integral part of these financial statements.
10

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 11.9% - (continued)
307	Becton Dickinson and Co.	$ 81,662
180	Boston Scientific Corp.*	7,972
719	Cardinal Health, Inc.	40,767
332	Centene Corp.*	27,951
1,305	Change Healthcare, Inc.*	28,449
338	Cigna Corp.	80,988
197	Cooper Cos., Inc.	82,265
1,771	CVS Health Corp.	179,243
557	Edwards Lifesciences Corp.*	65,570
778	HCA Healthcare, Inc.	194,982
863	Henry Schein, Inc.*	75,245
2,064	Hologic, Inc.*	158,556
168	Humana, Inc.	73,109
26	IDEXX Laboratories, Inc.*	14,224
465	Laboratory Corp. of America Holdings*	122,602
394	McKesson Corp.	120,615
276	Medtronic plc	30,622
277	Molina Healthcare, Inc.*	92,404
320	Omnicell, Inc.*	41,437
3,254	Patterson Cos., Inc.	105,332
2,147	Premier, Inc. Class A	76,412
1,836	Quest Diagnostics, Inc.	251,275
210	ResMed, Inc.	50,927
110	STERIS plc	26,595
273	Stryker Corp.	72,986
381	UnitedHealth Group, Inc.	194,299
87	Universal Health Services, Inc. Class B	12,611
		2,984,516
	Household & Personal Products - 1.9%
692	Church & Dwight Co., Inc.	68,771
35	Clorox Co.	4,866
1,467	Colgate-Palmolive Co.	111,243
112	Estee Lauder Cos., Inc. Class A	30,500
845	Kimberly-Clark Corp.	104,070
418	Nu Skin Enterprises, Inc. Class A	20,014
664	Procter & Gamble Co.	101,459
309	USANA Health Sciences, Inc.*	24,550
		465,473
	Insurance - 3.5%
599	Aflac, Inc.	38,570
439	Allstate Corp.	60,806
1,488	American International Group, Inc.	93,402
491	American National Group, Inc.	92,843
150	Arch Capital Group Ltd.*	7,263
127	Chubb Ltd.	27,165
48	Cincinnati Financial Corp.	6,526
1,142	Fidelity National Financial, Inc.	55,775
698	First American Financial Corp.	45,245
12	Markel Corp.*	17,703
1,421	MetLife, Inc.	99,868
1,382	Old Republic International Corp.	35,752
703	Principal Financial Group, Inc.	51,607
1,505	Prudential Financial, Inc.	177,846
233	Safety Insurance Group, Inc.	21,168
546	Stewart Information Services Corp.	33,093
111	Travelers Cos., Inc.	20,283
		884,915
	Media & Entertainment - 10.5%
91	Alphabet, Inc. Class A*	253,103
4,138	Cargurus, Inc.*	175,700
13,150	Cars.com, Inc.*	189,755
98	Charter Communications, Inc. Class A*	53,461
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 10.5% - (continued)
2,596	Comcast Corp. Class A	$ 121,545
598	Electronic Arts, Inc.	75,653
1,889	Fox Corp. Class A	74,521
1,655	IAC/InterActiveCorp *	165,963
1,000	John Wiley & Sons, Inc. Class A	53,030
1,049	Liberty Media Corp-Liberty Formula One Class C*	73,262
273	Liberty Media Corp-Liberty SiriusXM Class C*	12,484
155	Live Nation Entertainment, Inc.*	18,234
1,177	Match Group, Inc.*	127,987
1,171	Meta Platforms, Inc. Class A*	260,384
138	Netflix, Inc.*	51,693
3,149	Pinterest, Inc. Class A*	77,497
788	Scholastic Corp.	31,741
11,816	Sirius XM Holdings, Inc.(1)	78,222
485	Snap, Inc. Class A*	17,455
145	Take-Two Interactive Software, Inc.*	22,292
2,872	Twitter, Inc.*	111,118
410	Walt Disney Co.*	56,236
3,060	World Wrestling Entertainment, Inc. Class A	191,066
5,377	Yelp, Inc.*	183,409
1,582	Ziff Davis, Inc.*	153,106
		2,628,917
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
1,142	AbbVie, Inc.	185,130
499	Agilent Technologies, Inc.	66,033
510	Amgen, Inc.	123,328
1,630	Bristol-Myers Squibb Co.	119,039
185	Danaher Corp.	54,266
411	Eli Lilly & Co.	117,698
3,976	Gilead Sciences, Inc.	236,373
91	Horizon Therapeutics plc*	9,574
4,038	Innoviva, Inc.*	78,135
183	IQVIA Holdings, Inc.*	42,312
1,245	Johnson & Johnson	220,651
1,181	Merck & Co., Inc.	96,901
70	Mettler-Toledo International, Inc.*	96,123
3,336	Organon & Co.	116,527
402	PerkinElmer, Inc.	70,133
3,128	Pfizer, Inc.	161,937
162	Prestige Consumer Healthcare, Inc.*	8,576
203	Regeneron Pharmaceuticals, Inc.*	141,779
191	Thermo Fisher Scientific, Inc.	112,814
171	Vertex Pharmaceuticals, Inc.*	44,626
2,364	Viatris, Inc.	25,720
262	Waters Corp.*	81,322
112	West Pharmaceutical Services, Inc.	46,000
782	Zoetis, Inc.	147,477
		2,402,474
	Real Estate - 1.2%
2,161	Apple Hospitality, Inc. REIT	38,833
34	Extra Space Storage, Inc. REIT	6,990
1,872	Global Medical REIT, Inc.	30,551
1,281	Healthpeak Properties, Inc. REIT	43,977
678	Medical Properties Trust, Inc. REIT	14,333
782	PotlatchDeltic Corp. REIT	41,235
30	Public Storage REIT	11,708
973	VICI Properties, Inc. REIT	27,692
221	Welltower, Inc. REIT	21,247
1,774	Weyerhaeuser Co., REIT	67,235
		303,801
	Retailing - 8.1%
80	Amazon.com, Inc.*	260,796

The accompanying notes are an integral part of these financial statements.
11

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Retailing - 8.1% - (continued)
1,205	Best Buy Co., Inc.	$ 109,534
144	Buckle, Inc.	4,758
490	Dick's Sporting Goods, Inc.	49,010
401	Dollar General Corp.	89,275
4,534	eBay, Inc.	259,617
804	Etsy, Inc.*	99,921
657	Home Depot, Inc.	196,660
876	Lowe's Cos., Inc.	177,118
42	MarineMax, Inc.*	1,691
1,574	Overstock.com, Inc.*	69,264
10,589	Qurate Retail, Inc.	50,404
1,599	Revolve Group, Inc.*	85,850
2,164	Shutterstock, Inc.	201,425
471	Signet Jewelers Ltd.	34,242
603	Target Corp.	127,969
478	TJX Cos., Inc.	28,957
557	Tractor Supply Co.	129,987
24	Ulta Beauty, Inc.*	9,557
81	Wayfair, Inc. Class A*	8,973
195	Williams-Sonoma, Inc.	28,275
		2,023,283
	Semiconductors & Semiconductor Equipment - 5.8%
454	Advanced Micro Devices, Inc.*	49,640
687	Alpha & Omega Semiconductor Ltd.*	37,545
501	Analog Devices, Inc.	82,755
257	Broadcom, Inc.	161,828
256	Cirrus Logic, Inc.*	21,706
718	Diodes, Inc.*	62,459
4,768	Intel Corp.	236,302
724	Microchip Technology, Inc.	54,401
1,679	Micron Technology, Inc.	130,777
78	Monolithic Power Systems, Inc.	37,883
121	NVIDIA Corp.	33,016
405	NXP Semiconductors N.V.	74,958
1,084	ON Semiconductor Corp.*	67,869
713	QUALCOMM, Inc.	108,961
716	Skyworks Solutions, Inc.	95,429
1,115	Texas Instruments, Inc.	204,580
		1,460,109
	Software & Services - 13.8%
6,051	A10 Networks, Inc.	84,411
80	Adobe, Inc.*	36,450
105	Akamai Technologies, Inc.*	12,536
165	ANSYS, Inc.*	52,412
431	Automatic Data Processing, Inc.	98,070
617	Broadridge Financial Solutions, Inc.	96,073
696	Cadence Design Systems, Inc.*	114,464
1,075	CDK Global, Inc.	52,331
205	Concentrix Corp.	34,145
2,634	CSG Systems International, Inc.	167,443
2,753	Dolby Laboratories, Inc. Class A	215,340
1,098	Evertec, Inc.	44,941
390	ExlService Holdings, Inc.*	55,875
290	Fortinet, Inc.*	99,105
579	InterDigital, Inc.	36,940
270	Intuit, Inc.	129,827
46	Jack Henry & Associates, Inc.	9,064
55	Manhattan Associates, Inc.*	7,629
581	MAXIMUS, Inc.	43,546
694	Microsoft Corp.	213,967
339	Mimecast Ltd.*	26,971
6,524	Nortonlifelock, Inc.	173,016
2,604	Oracle Corp.	215,429
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.8% - (continued)
94	Palo Alto Networks, Inc.*	$ 58,516
1,327	Paychex, Inc.	181,096
2,483	Progress Software Corp.	116,924
115	Qualys, Inc.*	16,377
86	ServiceNow, Inc.*	47,893
2,512	SS&C Technologies Holdings, Inc.	188,450
279	Synopsys, Inc.*	92,982
1,357	Teradata Corp.*	66,887
69	Tyler Technologies, Inc.*	30,697
2,147	Verint Systems, Inc.*	111,000
312	VeriSign, Inc.*	69,407
1,217	VMware, Inc. Class A	138,580
2,051	Western Union Co.	38,436
243	Workday, Inc. Class A*	58,189
11,940	Xperi Holding Corp.	206,801
60	Zscaler, Inc.*	14,477
		3,456,697
	Technology Hardware & Equipment - 9.7%
1,266	Apple, Inc.	221,056
525	Arrow Electronics, Inc.*	62,281
1,206	Avid Technology, Inc.*	42,053
1,924	Avnet, Inc.	78,095
559	CDW Corp.	100,000
4,057	Dell Technologies, Inc. Class C*	203,621
13,034	Hewlett Packard Enterprise Co.	217,798
5,950	HP, Inc.	215,985
323	Insight Enterprises, Inc.*	34,664
1,434	Jabil, Inc.	88,521
844	Methode Electronics, Inc.	36,503
2,605	NetApp, Inc.	216,215
2,488	Pure Storage, Inc. Class A*	87,851
569	Sanmina Corp.*	22,999
1,967	Seagate Technology Holdings plc	176,833
3,800	Super Micro Computer, Inc.*	144,666
626	TE Connectivity Ltd.	81,994
2,856	TTM Technologies, Inc.*	42,326
2,965	Western Digital Corp.*	147,212
10,409	Xerox Holdings Corp.	209,950
		2,430,623
	Telecommunication Services - 0.6%
1,436	Telephone & Data Systems, Inc.	27,112
2,461	Verizon Communications, Inc.	125,363
		152,475
	Transportation - 1.2%
184	J.B. Hunt Transport Services, Inc.	36,945
204	Landstar System, Inc.	30,769
76	Old Dominion Freight Line, Inc.	22,700
901	Ryder System, Inc.	71,476
4,199	Schneider National, Inc. Class B	107,075
559	Werner Enterprises, Inc.	22,919
		291,884
	Utilities - 1.1%
782	Edison International	54,818
186	Entergy Corp.	21,716
1,867	Exelon Corp.	88,925
799	FirstEnergy Corp.	36,642
1,036	NRG Energy, Inc.	39,741
209	PPL Corp.	5,969

The accompanying notes are an integral part of these financial statements.
12

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
March 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 1.1% - (continued)
138	Southern Co.		$ 10,006
582	UGI Corp.		21,080
			278,897
	Total Common Stocks (cost $24,700,648)		$ 25,025,662
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
67,138	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(2)		$ 67,138
8,025	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(2)		8,025
	Total Short-Term Investments (cost $75,163)		$ 75,163
	Total Investments (cost $24,775,811)	100.2%	$ 25,100,825
	Other Assets and Liabilities	(0.2)%	(56,154)
	Total Net Assets	100.0%	$ 25,044,671
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 502,362	$ 502,362	$ —	$ —
Banks	1,040,923	1,040,923	—	—
Capital Goods	542,380	542,380	—	—
Consumer Durables & Apparel	631,730	631,730	—	—
Consumer Services	685,144	685,144	—	—
Diversified Financials	925,769	925,769	—	—
Food & Staples Retailing	667,329	667,329	—	—
Food, Beverage & Tobacco	265,961	265,961	—	—
Health Care Equipment & Services	2,984,516	2,984,516	—	—
Household & Personal Products	465,473	465,473	—	—
Insurance	884,915	884,915	—	—
Media & Entertainment	2,628,917	2,628,917	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,402,474	2,402,474	—	—
Real Estate	303,801	303,801	—	—
Retailing	2,023,283	2,023,283	—	—
Semiconductors & Semiconductor Equipment	1,460,109	1,460,109	—	—
Software & Services	3,456,697	3,456,697	—	—
Technology Hardware & Equipment	2,430,623	2,430,623	—	—
Telecommunication Services	152,475	152,475	—	—
Transportation	291,884	291,884	—	—
Utilities	278,897	278,897	—	—
Short-Term Investments	75,163	75,163	—	—
Total	$ 25,100,825	$ 25,100,825	$ —	$ —

(1)	For the six-month period ended March 31, 2022, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 9.5%
185,274	Ampol Ltd.	$ 4,262,988
310,893	Ansell Ltd.	6,016,394
11,101	ASX Ltd.	681,909
1,226,846	Aurizon Holdings Ltd.	3,399,596
372,616	Australia & New Zealand Banking Group Ltd.	7,722,919
499,853	Bendigo & Adelaide Bank Ltd.	3,862,500
150,699	BHP Group Ltd.	5,856,412
457,616	BlueScope Steel Ltd.	7,168,469
253,757	Brambles Ltd.	1,888,437
784,102	Coles Group Ltd.	10,545,788
242,662	Computershare Ltd.	4,501,006
17,035	CSL Ltd.	3,430,290
974,350	Dexus REIT	8,011,982
734,147	Fortescue Metals Group Ltd.	11,390,013
1,780,284	GPT Group REIT	6,925,162
987,582	Harvey Norman Holdings Ltd.(1)	3,967,691
159,477	JB Hi-Fi Ltd.(1)	6,493,345
833,023	Medibank Pvt Ltd.	1,926,720
1,252,256	Metcash Ltd.	4,269,331
249,707	Mineral Resources Ltd.	9,884,043
2,484,776	Mirvac Group REIT	4,646,195
76,749	Premier Investments Ltd.	1,584,953
68,089	Ramsay Health Care Ltd.	3,331,212
169,037	Reece Ltd.	2,419,444
447,577	Sonic Healthcare Ltd.	11,925,106
2,487,030	Telstra Corp. Ltd.	7,395,833
44,682	Washington H Soul Pattinson & Co., Ltd.	960,314
267,154	Wesfarmers Ltd.	10,113,215
295,136	Woolworths Group Ltd.	8,258,020
		162,839,287
	Austria - 0.2%
51,345	Andritz AG	2,398,277
76,562	Raiffeisen Bank International AG	1,103,168
		3,501,445
	Belgium - 1.3%
7,577	Ackermans & van Haaren N.V.	1,426,449
49,080	Ageas S.A.	2,503,271
5,078	Cofinimmo S.A. REIT	745,805
84,421	Etablissements Franz Colruyt N.V.	3,522,414
1,422	Groupe Bruxelles Lambert S.A.	148,916
214,981	Proximus S.A.	4,030,498
7,202	Sofina S.A.	2,645,994
36,540	Telenet Group Holding N.V.	1,187,975
48,096	UCB S.A.	5,803,596
4,040	VGP N.V.	1,047,360
		23,062,278
	Canada - 10.9%
137,723	Alimentation Couche-Tard, Inc. Class B	6,209,967
37,922	Atco Ltd. Class I	1,303,384
392,205	B2Gold Corp.	1,802,375
73,606	Bank of Montreal	8,669,132
55,662	Bank of Nova Scotia	3,992,887
138,547	BCE, Inc.	7,686,888
115,894	Canadian Apartment Properties REIT	4,977,954
12,963	Canadian Imperial Bank of Commerce	1,574,905
29,697	Canadian Tire Corp. Ltd. Class A	4,487,895
27,011	CGI, Inc.*	2,153,657
1,070	Constellation Software, Inc.	1,830,663
66,297	Emera, Inc.	3,289,240
143,863	Empire Co., Ltd. Class A	5,106,990
47,573	Enbridge, Inc.	2,191,927
18,367	Fairfax Financial Holdings Ltd.	10,029,098
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 10.9% - (continued)
95,413	Finning International, Inc.	$ 2,875,262
55,740	Fortis, Inc.(1)	2,759,220
62,922	George Weston Ltd.	7,755,368
36,308	Granite Real Estate Investment Trust	2,801,621
284,376	Great-West Lifeco, Inc.	8,387,504
164,380	Hydro One Ltd.(2)	4,432,423
55,315	iA Financial Corp., Inc.	3,366,153
23,474	IGM Financial, Inc.	830,108
399,497	Kinross Gold Corp.	2,347,631
46,364	Linamar Corp.	2,062,726
152,148	Loblaw Cos., Ltd.	13,664,755
15,739	Magna International, Inc.	1,011,338
180,432	Manulife Financial Corp.	3,851,181
131,704	Metro, Inc.	7,587,703
24,449	Onex Corp.	1,639,916
34,198	Open Text Corp.	1,451,372
297,031	Power Corp. of Canada	9,203,074
157,377	Quebecor, Inc. Class B	3,754,721
30,572	Rogers Communications, Inc. Class B	1,731,936
49,074	Royal Bank of Canada	5,407,746
25,838	Saputo, Inc.	612,516
64,018	Shaw Communications, Inc. Class B	1,988,630
76,404	Stantec, Inc.	3,835,951
62,168	Sun Life Financial, Inc.	3,474,102
128,585	TELUS Corp.	3,362,224
13,433	Thomson Reuters Corp.	1,459,718
39,958	Toromont Industries Ltd.	3,791,219
80,897	Toronto-Dominion Bank	6,424,221
132,153	Tourmaline Oil Corp.	6,094,242
48,785	West Fraser Timber Co., Ltd.	4,017,473
		187,289,016
	China - 0.5%
8,041,500	Yangzijiang Shipbuilding Holdings Ltd.	9,091,140
	Denmark - 2.4%
3,805	AP Moller - Maersk A/S Class B	11,593,686
3,032	Carlsberg A/S Class B	376,429
42,745	Coloplast A/S Class B	6,550,480
137,234	H. Lundbeck A/S	3,195,117
119,889	Novo Nordisk A/S Class B	13,430,093
25,838	Novozymes AS Class B	1,789,434
6,791	SimCorp A/S	504,854
26,026	Topdanmark A/S	1,465,321
92,280	Tryg A/S	2,267,195
		41,172,609
	Finland - 1.2%
13,219	Elisa Oyj	803,358
184,954	Kesko Oyj Class B	5,146,786
118,132	Kojamo Oyj	2,862,754
54,968	Kone Oyj Class B	2,910,612
58,992	Metsa Board Oyj Class B	602,552
93,217	Nordea Bank Abp	973,240
80,896	Orion Oyj Class B	3,703,869
108,967	TietoEVRY Oyj	2,926,786
		19,929,957
	France - 5.9%
3,496	Air Liquide S.A.	618,171
17,839	Arkema S.A.	2,158,532
124,041	AXA S.A.	3,666,349
47,752	BioMerieux	5,139,920
52,276	BNP Paribas S.A.	3,020,504
294,058	Bouygues S.A.	10,348,821
3,628	Capgemini SE	817,431

The accompanying notes are an integral part of these financial statements.
14

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	France - 5.9% - (continued)
476,810	Carrefour S.A.	$ 10,422,120
38,423	Cie de Saint-Gobain	2,320,116
51,743	Cie Generale des Etablissements Michelin SCA	7,078,461
51,991	Danone S.A.	2,894,125
37,628	Eiffage S.A.	3,903,661
416,798	Electricite de France S.A.(1)	3,957,646
24,902	Eurazeo SE	2,116,831
292	Hermes International	419,600
25,725	Ipsen S.A.	3,242,978
4,524	L'Oreal S.A.	1,831,486
633,561	Orange S.A.	7,545,590
89,346	Rubis SCA	2,651,287
104,195	Sanofi	10,724,924
3,031	Sartorius Stedim Biotech	1,256,235
12,899	SEB S.A.	1,816,973
34,114	Verallia S.A.(2)	817,593
910,376	Vivendi S.A.	11,993,093
		100,762,447
	Germany - 4.2%
16,068	Allianz SE	3,871,495
33,029	Aurubis AG	3,985,508
17,897	Bayerische Motoren Werke AG	1,565,170
37,188	Brenntag SE	3,034,607
63,984	Covestro AG(2)	3,263,433
20,330	Dermapharm Holding SE	1,305,184
102,340	Deutsche Post AG	4,958,979
506,179	E.ON SE	5,937,257
106,332	Fresenius Medical Care AG & Co. KGaA	7,188,536
110,699	Fresenius SE & Co. KGaA	4,107,079
19,442	Hochtief AG	1,323,887
29,079	LEG Immobilien SE	3,340,629
60,711	Merck KGaA	12,824,389
11,769	Rheinmetall AG	2,515,507
2,411	SAP SE	271,264
42,284	Siemens Healthineers AG(2)	2,645,940
125,261	TAG Immobilien AG	2,864,088
1,174,383	Telefonica Deutschland Holding AG	3,226,187
100,688	Uniper SE	2,621,514
30,737	Vonovia SE	1,446,982
		72,297,635
	Hong Kong - 4.3%
918,200	Bank of East Asia Ltd.	1,442,125
2,079,500	BOC Hong Kong Holdings Ltd.	7,886,348
1,907,920	Chow Tai Fook Jewellery Group Ltd.	3,474,084
926,500	CK Asset Holdings Ltd.	6,353,021
775,000	CK Hutchison Holdings Ltd.	5,695,182
512,480	CLP Holdings Ltd.	4,996,277
241,110	Hang Seng Bank Ltd.	4,655,085
887,000	Henderson Land Development Co., Ltd.	3,692,341
798,609	HK Electric Investments & HK Electric Investments Ltd.	780,111
1,423,000	HKT Trust & HKT Ltd.	1,955,140
536,000	Hong Kong & China Gas Co., Ltd.	649,519
7,426	Jardine Matheson Holdings Ltd.	408,430
818,000	Kerry Logistics Network Ltd.	1,875,945
452,000	Kerry Properties Ltd.	1,278,418
272,600	Link REIT	2,332,176
305,000	NWS Holdings Ltd.	280,410
1,437,770	PCCW Ltd.	811,470
246,000	Power Assets Holdings Ltd.	1,603,583
1,480,000	Sino Land Co., Ltd.	1,920,065
1,407,000	SITC International Holdings Co., Ltd.	4,985,603
557,500	Sun Hung Kai Properties Ltd.	6,663,176
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Hong Kong - 4.3% - (continued)
26,000	Techtronic Industries Co., Ltd.	$ 421,304
6,729,292	WH Group Ltd.(2)	4,253,390
2,122,000	Xinyi Glass Holdings Ltd.	5,148,249
		73,561,452
	Ireland - 0.5%
41,474	DCC plc	3,235,997
38,452	Glanbia plc	448,800
7,500	Kerry Group plc Class A	843,667
72,450	Smurfit Kappa Group plc	3,260,736
		7,789,200
	Israel - 2.7%
660,023	Bank Hapoalim BM	6,566,621
720,507	Bank Leumi Le-Israel BM	7,798,296
1,490,891	Bezeq The Israeli Telecommunication Corp. Ltd.*	2,565,290
11,288	Check Point Software Technologies Ltd.*	1,560,679
3,463	Elbit Systems Ltd.	759,608
46,710	First International Bank of Israel Ltd.	2,021,356
439,444	ICL Group Ltd.	5,264,377
91,777	Mizrahi Tefahot Bank Ltd.	3,600,621
22,960	Strauss Group Ltd.	685,796
62,393	Tower Semiconductor Ltd.*	3,024,582
173,254	ZIM Integrated Shipping Services Ltd.	12,597,299
		46,444,525
	Italy - 2.9%
2,698,394	A2A S.p.A.	4,667,182
10,978	ACEA S.p.A.	203,619
270,263	Assicurazioni Generali S.p.A.(1)	6,245,709
178,355	Brembo S.p.A.	2,008,281
38,976	De' Longhi S.p.A.	1,072,891
7,279	DiaSorin S.p.A.	1,149,246
226,907	Eni S.p.A.	3,356,311
752,024	Hera S.p.A.	2,799,731
21,648	Interpump Group S.p.A.	1,100,760
561,695	Iren S.p.A.	1,502,428
506,896	Italgas S.p.A.	3,284,724
398,261	Pirelli & C. S.p.A.(2)	2,185,050
122,959	Prysmian S.p.A.	4,235,649
92,308	Recordati Industria Chimica e Farmaceutica S.p.A.	4,687,526
214,590	Snam S.p.A.	1,249,211
663,110	Telecom Italia S.p.A.	246,060
391,681	Terna Rete Elettrica Nazionale S.p.A.	3,393,170
1,045,797	Unipol Gruppo S.p.A.	5,794,760
		49,182,308
	Japan - 18.1%
35,905	ABC-Mart, Inc.	1,365,203
55,000	AGC, Inc.	2,222,657
178,900	Air Water, Inc.	2,535,184
115,400	Aisin Corp.	3,988,490
77,900	Ajinomoto Co., Inc.	2,230,299
181,882	Alfresa Holdings Corp.	2,545,973
34,600	Amada Co., Ltd.	309,013
124,988	Aozora Bank Ltd.	2,666,067
376,865	Astellas Pharma, Inc.	5,933,586
101,600	Azbil Corp.	3,423,637
138,393	Bridgestone Corp.	5,425,120
233,300	Brother Industries Ltd.	4,299,832
49,797	Canon Marketing Japan, Inc.	1,035,121
365,903	Canon, Inc.	9,022,844
33,600	Chubu Electric Power Co., Inc.	349,634
27,300	COMSYS Holdings Corp.	600,094
107,600	Dai Nippon Printing Co., Ltd.	2,551,372
63,100	Dai-ichi Life Holdings, Inc.	1,299,171

The accompanying notes are an integral part of these financial statements.
15

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 18.1% - (continued)
67,400	Daio Paper Corp.	$ 879,046
36,700	Daiwa House Industry Co., Ltd.	967,882
433,317	Daiwa Securities Group, Inc.	2,472,986
28,400	Ebara Corp.	1,600,461
1,297,000	ENEOS Holdings, Inc.	4,894,138
63,900	EXEO Group, Inc.	1,190,343
134,420	FUJIFILM Holdings Corp.	8,308,291
63,648	Fujitsu Ltd.	9,656,667
236,400	Haseko Corp.	2,740,390
92,773	Hitachi Ltd.	4,712,219
23,800	Hitachi Transport System Ltd.	1,317,701
186,400	Honda Motor Co., Ltd.	5,355,113
4,221	Hoya Corp.	487,915
306,900	Idemitsu Kosan Co., Ltd.	8,533,780
252,300	Iida Group Holdings Co., Ltd.	4,396,412
56,471	ITOCHU Corp.	1,928,040
58,900	Itochu Techno-Solutions Corp.	1,523,757
71,900	Iwatani Corp.	3,062,599
638,200	Japan Post Bank Co., Ltd.	5,179,213
255,981	Japan Post Holdings Co., Ltd.	1,894,734
56,600	Japan Post Insurance Co., Ltd.	996,067
119,700	Japan Tobacco, Inc.	2,058,692
295,900	Kajima Corp.	3,634,908
110,351	KDDI Corp.	3,641,242
113,400	Kewpie Corp.	2,188,118
89,600	Kinden Corp.	1,164,892
94,522	Lawson, Inc.	3,640,703
429,200	Marubeni Corp.	5,042,547
13,700	MatsukiyoCocokara & Co.	489,306
161,150	Medipal Holdings Corp.	2,675,322
61,716	MEIJI Holdings Co., Ltd.	3,361,011
57,500	Mitsubishi Corp.	2,179,670
181,800	Mitsubishi Electric Corp.	2,111,951
55,776	Mitsubishi HC Capital, Inc.	261,935
915,000	Mitsubishi UFJ Financial Group, Inc.	5,731,613
55,500	Mitsui & Co., Ltd.	1,521,763
171,000	Mitsui Chemicals, Inc.	4,353,368
264,600	Mizuho Financial Group, Inc.	3,416,092
46,000	Morinaga Milk Industry Co., Ltd.	1,982,122
116,317	NEC Corp.	4,935,387
157,800	NGK Spark Plug Co., Ltd.	2,570,304
85,075	Nihon Kohden Corp.	2,068,435
9,900	Nihon Unisys Ltd.	254,076
409,100	Nikon Corp.	4,428,897
42,600	Nippon Express Holdings, Inc.	2,955,238
124,506	Nippon Telegraph & Telephone Corp.	3,636,447
68,500	Nippon Yusen KK	6,072,585
22,500	Nomura Research Institute Ltd.	745,211
162,500	NTT Data Corp.	3,237,281
173,000	Obayashi Corp.	1,282,801
18,500	OBIC Business Consultants Co., Ltd.	650,834
28,500	Open House Group Co., Ltd.	1,272,667
18,000	Oracle Corp. Japan	1,260,556
86,600	ORIX Corp.	1,746,270
307,151	Osaka Gas Co., Ltd.	5,294,005
11,100	Otsuka Corp.	397,359
101,800	Otsuka Holdings Co., Ltd.	3,549,476
36,300	PALTAC Corp.	1,360,783
169,800	Panasonic Corp.	1,662,676
471,066	Resona Holdings, Inc.	2,034,074
101,100	Ricoh Co., Ltd.	884,599
40,800	Rinnai Corp.	3,082,480
6,500	Rohto Pharmaceutical Co., Ltd.	197,878
138,400	Sanwa Holdings Corp.	1,418,493
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 18.1% - (continued)
10,500	Secom Co., Ltd.	$ 767,160
42,300	Sega Sammy Holdings, Inc.	736,395
410,100	Seiko Epson Corp.	6,220,343
104,365	Sekisui Chemical Co., Ltd.	1,512,486
341,048	Sekisui House Ltd.	6,662,202
42,289	Seven & i Holdings Co., Ltd.	2,025,343
58,340	Shimamura Co., Ltd.	5,224,765
9,600	Shionogi & Co., Ltd.	595,576
142,000	Softbank Corp.	1,670,657
217,493	Subaru Corp.	3,490,639
54,817	Sugi Holdings Co., Ltd.	2,732,382
227,500	Sumitomo Dainippon Pharma Co., Ltd.	2,264,222
109,000	Sumitomo Electric Industries Ltd.	1,312,939
25,929	Sumitomo Forestry Co., Ltd.	463,144
41,700	Sumitomo Heavy Industries Ltd.	968,161
89,200	Sumitomo Mitsui Financial Group, Inc.	2,871,303
9,300	Sumitomo Mitsui Trust Holdings, Inc.	306,565
393,000	Sumitomo Rubber Industries Ltd.	3,639,399
35,400	Sundrug Co., Ltd.	867,683
24,607	Suntory Beverage & Food Ltd.	944,747
58,882	Suzuken Co., Ltd.	1,761,002
52,200	Taisei Corp.	1,520,305
34,500	Taisho Pharmaceutical Holdings Co., Ltd.	1,614,501
15,700	TIS, Inc.	372,143
5,700	Tokio Marine Holdings, Inc.	334,744
193,996	Tokyo Gas Co., Ltd.	3,567,449
240,400	Toppan, Inc.	4,290,063
12,800	Toshiba Corp.	490,381
112,400	Tosoh Corp.	1,679,865
53,819	Toyo Suisan Kaisha Ltd.	1,937,706
185,500	Toyota Boshoku Corp.	3,059,699
46,600	Toyota Motor Corp.	853,294
1,430,957	Yamada Holdings Co., Ltd.*	4,480,030
133,946	Yamaha Motor Co., Ltd.	3,041,443
80,280	Yamazaki Baking Co., Ltd.	991,470
220,500	Yokohama Rubber Co., Ltd.	3,073,829
80,253	Zensho Holdings Co., Ltd.	1,891,690
		310,590,843
	Luxembourg - 0.5%
56,289	Eurofins Scientific SE	5,631,061
107,938	Grand City Properties S.A.	2,176,162
9,565	Shurgard Self Storage S.A.	599,173
		8,406,396
	Netherlands - 3.7%
399,089	Aegon N.V.	2,132,311
109,051	ASR Nederland N.V.	5,124,004
397,759	Koninklijke Ahold Delhaize N.V.	12,885,328
21,105	Koninklijke DSM N.V.	3,815,904
2,146,361	Koninklijke KPN N.V.	7,505,953
23,117	Koninklijke Philips N.V.	713,247
102,913	Koninklijke Vopak N.V.	3,363,047
230,248	NN Group N.V.	11,748,667
27,647	QIAGEN N.V.*	1,354,703
103,344	Randstad N.V.(1)	6,282,820
68,148	Signify N.V.(2)	3,217,250
55,951	Wolters Kluwer N.V.	6,012,481
		64,155,715
	New Zealand - 0.6%
364,401	Contact Energy Ltd.	2,065,692
233,511	Fisher & Paykel Healthcare Corp. Ltd. Class C	3,954,893

The accompanying notes are an integral part of these financial statements.
16

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	New Zealand - 0.6% - (continued)
348,330	Fletcher Building Ltd.	$ 1,535,465
686,435	Spark New Zealand Ltd.(1)	2,185,627
		9,741,677
	Norway - 1.8%
50,355	Austevoll Seafood ASA	787,229
203,100	Equinor ASA	7,692,900
30,191	Kongsberg Gruppen ASA	1,211,921
464,746	Norsk Hydro ASA	4,576,239
443,339	Orkla ASA	3,973,015
27,250	Salmar ASA	2,176,510
453,180	Telenor ASA	6,569,140
82,831	Yara International ASA	4,187,020
		31,173,974
	Portugal - 0.4%
122,769	Galp Energia SGPS S.A.	1,572,937
237,868	Jeronimo Martins SGPS S.A.	5,751,146
		7,324,083
	Singapore - 1.7%
220,409	DBS Group Holdings Ltd.	5,835,338
1,029,900	Frasers Logistics & Commercial Trust REIT	1,111,061
837,400	Olam Group Ltd.	1,082,831
769,352	Oversea-Chinese Banking Corp. Ltd.	7,037,779
1,403,900	Singapore Technologies Engineering Ltd.	4,273,889
234,400	United Overseas Bank Ltd.	5,545,859
337,400	Venture Corp. Ltd.	4,380,329
		29,267,086
	Spain - 1.9%
29,429	Acciona S.A.(1)	5,681,116
61,823	Enagas S.A.	1,386,066
21,793	Fluidra S.A.	637,722
231,966	Grifols S.A.	4,253,439
20,852	Grupo Catalana Occidente S.A.	644,987
215,072	Iberdrola S.A.	2,373,855
27,269	Laboratorios Farmaceuticos Rovi S.A.	2,038,906
1,108,584	Mapfre S.A.	2,343,586
49,694	Naturgy Energy Group S.A.(1)	1,501,732
242,502	Red Electrica Corp. S.A.	5,021,349
157,135	Repsol S.A.	2,084,748
1,051,623	Telefonica S.A.	5,134,934
		33,102,440
	Sweden - 4.6%
4,364	Assa Abloy AB Class B	119,362
100,603	Axfood AB	3,305,431
102,619	BillerudKorsnas AB	1,538,834
86,035	Boliden AB	4,413,732
40,330	Bure Equity AB	1,333,745
551,546	Electrolux AB Class B(1)	8,469,025
103,413	Essity AB Class B(1)	2,465,649
221,216	Getinge AB Class B	8,948,906
33,899	Husqvarna AB Class B	358,872
121,420	Industrivarden AB Class C	3,438,283
556,003	Investor AB Class B	12,299,077
38,380	L E Lundbergforetagen AB Class B	1,979,251
134,471	Lundin Energy AB	5,761,559
230,340	Samhallsbyggnadsbolaget i Norden AB(1)	1,044,259
405,987	Securitas AB Class B	4,637,350
141,239	Skandinaviska Enskilda Banken AB Class A(1)	1,552,668
210,856	Skanska AB Class B(1)	4,783,029
106,684	Swedish Match AB	811,400
81,881	Tele2 AB	1,250,259
808,461	Telefonaktiebolaget LM Ericsson Class B	7,486,553
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Sweden - 4.6% - (continued)
69,728	Thule Group AB(2)	$ 2,805,760
46,076	Volvo AB Class B	873,127
		79,676,131
	Switzerland - 7.2%
110,391	Adecco Group AG	5,039,420
8,122	Allreal Holding AG	1,749,286
3,579	ALSO Holding AG	877,006
2,803	Bachem Holding AG	1,556,461
22,479	Baloise Holding AG	4,032,907
26,076	Banque Cantonale Vaudoise	2,272,529
93	Barry Callebaut AG	219,299
18,511	BKW AG	2,333,362
4,305	Bucher Industries AG	1,753,343
8,512	Cie Financiere Richemont S.A.	1,091,460
3,636	Daetwyler Holding AG	1,209,037
18,278	DKSH Holding AG	1,544,270
941	Emmi AG	1,033,796
32,638	Galenica AG(2)	2,526,985
4,205	Geberit AG	2,614,617
22,625	Helvetia Holding AG	2,967,495
37,590	Kuehne + Nagel International AG	10,747,002
84,836	Logitech International S.A.	6,379,409
36,289	Nestle S.A.	4,739,949
61,361	Novartis AG	5,417,638
23,146	PSP Swiss Property AG	3,058,466
32,344	Roche Holding AG	12,879,608
10,502	Schindler Holding AG	2,258,458
9,226	SFS Group AG	1,291,289
988	SGS S.A.	2,765,648
1,589	Siegfried Holding AG	1,320,929
8,596	Sonova Holding AG	3,620,548
12,092	Swiss Life Holding AG	7,807,733
37,202	Swiss Prime Site AG	3,688,870
20,862	Swisscom AG(1)	12,581,809
6,849	Tecan Group AG	2,738,856
197,609	UBS Group AG	3,896,349
10,544	Zurich Insurance Group AG	5,233,903
		123,247,737
	United Kingdom - 11.6%
183,398	3i Group plc	3,352,826
94,960	Admiral Group plc	3,204,497
26,328	Anglo American plc	1,377,058
63,591	AstraZeneca plc ADR	4,218,627
181,825	Aviva plc	1,082,327
998,157	B&M European Value Retail S.A.	7,020,584
1,269,494	BAE Systems plc	11,991,197
18,139	Bellway plc	580,828
11,470	Berkeley Group Holdings plc	564,814
8,247	BP plc ADR	242,462
1,255,989	BT Group plc	3,013,039
88,657	Bunzl plc	3,464,555
337,360	Centrica plc*	355,703
51,264	Computacenter plc	1,985,755
614,511	ConvaTec Group plc(2)	1,744,411
32,823	Dechra Pharmaceuticals plc	1,752,858
1,360,114	Direct Line Insurance Group plc	4,926,476
88,774	DS Smith plc	376,484
185,534	Electrocomponents plc	2,648,032
43,099	Ferguson plc	5,890,268
281,435	GlaxoSmithKline plc ADR(1)	12,259,309
103,600	Halma plc	3,423,765
167,182	Hikma Pharmaceuticals plc	4,536,679
431,062	Howden Joinery Group plc	4,357,710

The accompanying notes are an integral part of these financial statements.
17

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 11.6% - (continued)
1,594,171	HSBC Holdings plc	$ 11,027,968
270,376	IG Group Holdings plc	2,915,564
137,478	IMI plc	2,467,173
336,381	Imperial Brands plc	7,132,843
104,354	Inchcape plc	920,565
36,033	Intertek Group plc	2,478,415
1,048,674	J Sainsbury plc	3,489,123
2,002,091	Kingfisher plc	6,732,482
4,051,409	Lloyds Banking Group plc	2,510,050
78,302	Mondi plc	1,537,682
248,621	National Grid plc	3,837,816
876,579	Natwest Group plc	2,491,806
198,275	Pearson plc	1,959,508
16,912	Pennon Group plc	239,372
102,249	RELX plc	3,208,142
107,644	Rio Tinto plc	8,618,572
1,537,634	Royal Mail plc	6,660,692
815,952	Sage Group plc	7,533,157
59,823	Schroders plc	2,544,929
424,734	Segro plc REIT	7,524,389
43,490	Smith & Nephew plc	698,586
94,855	Softcat plc	2,128,141
130,968	Spectris plc	4,481,692
15,103	Spirax-Sarco Engineering plc	2,492,631
257,556	SSE plc	5,929,360
241,372	Standard Chartered plc	1,621,429
1,518,070	Tesco plc	5,516,599
1,336,573	Tritax Big Box plc REIT	4,255,195
30,843	Unilever plc	1,403,057
111,215	Vodafone Group plc	182,804
		198,910,006
	Total Common Stocks (cost $1,547,431,349)	$ 1,692,519,387
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
44,756	Fuchs Petrolub SE (Preference Shares)	$ 1,632,371
4,831	Volkswagen AG (Preference Shares)	843,909
		2,476,280
	Total Preferred Stocks (cost $3,219,173)	$ 2,476,280
	Total Long-Term Investments (cost $1,550,650,522)	$ 1,694,995,667
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.0%
	Securities Lending Collateral - 3.0%
45,734,398	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(3)		$ 45,734,398
5,466,308	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(3)		5,466,308
	Total Short-Term Investments (cost $51,200,706)		$ 51,200,706
	Total Investments (cost $1,601,851,228)	101.7%	$ 1,746,196,373
	Other Assets and Liabilities	(1.7)%	(29,604,009)
	Total Net Assets	100.0%	$ 1,716,592,364
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $27,892,235, representing 1.6% of net assets.
(3)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	157	06/17/2022	$ 16,833,540	$ 243,558
Total futures contracts				$ 243,558
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
18

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 162,839,287	$ 162,839,287	$ —	$ —
Austria	3,501,445	3,501,445	—	—
Belgium	23,062,278	23,062,278	—	—
Canada	187,289,016	187,289,016	—	—
China	9,091,140	9,091,140	—	—
Denmark	41,172,609	41,172,609	—	—
Finland	19,929,957	19,929,957	—	—
France	100,762,447	100,762,447	—	—
Germany	72,297,635	72,297,635	—	—
Hong Kong	73,561,452	73,561,452	—	—
Ireland	7,789,200	7,789,200	—	—
Israel	46,444,525	46,444,525	—	—
Italy	49,182,308	49,182,308	—	—
Japan	310,590,843	310,590,843	—	—
Luxembourg	8,406,396	8,406,396	—	—
Netherlands	64,155,715	64,155,715	—	—
New Zealand	9,741,677	9,741,677	—	—
Norway	31,173,974	31,173,974	—	—
Portugal	7,324,083	7,324,083	—	—
Singapore	29,267,086	29,267,086	—	—
Spain	33,102,440	33,102,440	—	—
Sweden	79,676,131	79,676,131	—	—
Switzerland	123,247,737	123,247,737	—	—
United Kingdom	198,910,006	198,910,006	—	—
Preferred Stocks	2,476,280	2,476,280	—	—
Short-Term Investments	51,200,706	51,200,706	—	—
Futures Contracts(2)	243,558	243,558	—	—
Total	$ 1,746,439,931	$ 1,746,439,931	$ —	$ —

(1)	For the six-month period ended March 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
19

Hartford Multifactor Diversified International ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Australia - 7.1%
887	Ansell Ltd.	$ 17,165
1,162	Australia & New Zealand Banking Group Ltd.	24,084
477	BHP Group Ltd.	18,537
897	BlueScope Steel Ltd.	14,051
4,912	Charter Hall Long Wale REIT	19,624
1,553	Coles Group Ltd.	20,887
3,144	Dexus REIT	25,853
1,952	Fortescue Metals Group Ltd.	30,284
6,325	GPT Group REIT	24,604
1,312	JB Hi-Fi Ltd.(1)	53,420
8,925	Metcash Ltd.	30,428
283	Mineral Resources Ltd.	11,202
1,791	Mirvac Group REIT	3,349
12,494	Shopping Centres Australasia Property Group REIT	27,396
1,672	Sonic Healthcare Ltd.	44,548
2,139	Telstra Corp. Ltd.	6,361
417	Wesfarmers Ltd.	15,786
620	Woolworths Group Ltd.	17,348
		404,927
	Austria - 0.0%
86	Erste Group Bank AG	3,166
	Belgium - 0.7%
18	Ackermans & van Haaren N.V.	3,389
431	Etablissements Franz Colruyt N.V.	17,983
814	Proximus S.A.	15,261
22	UCB S.A.	2,655
		39,288
	Brazil - 2.9%
7,566	JBS S.A.	59,277
3,227	Telefonica Brasil S.A.	36,461
930	TIM S.A.	2,699
1,610	Transmissora Alianca de Energia Eletrica S.A.	14,955
2,083	Vale S.A. ADR	41,639
1,701	Vibra Energia S.A.	8,369
		163,400
	Canada - 5.2%
150	Alimentation Couche-Tard, Inc. Class B	6,764
344	Bank of Montreal	40,516
106	Bank of Nova Scotia	7,604
43	Canadian Tire Corp. Ltd. Class A	6,498
1,082	Empire Co., Ltd. Class A	38,410
24	Fairfax Financial Holdings Ltd.	13,105
205	George Weston Ltd.	25,267
383	Great-West Lifeco, Inc.	11,296
9	iA Financial Corp., Inc.	548
530	Loblaw Cos., Ltd.	47,601
12	Magna International, Inc.	771
524	Manulife Financial Corp.	11,184
18	Metro, Inc.	1,037
1,081	Power Corp. of Canada	33,493
145	Royal Bank of Canada	15,978
282	Toronto-Dominion Bank	22,394
183	West Fraser Timber Co., Ltd.	15,070
		297,536
	China - 10.5%
80,000	Agricultural Bank of China Ltd. Class H	30,748
3,000	Anhui Conch Cement Co., Ltd. Class H	15,438
128,000	Bank of China Ltd. Class H	51,485
44,000	Bank of Communications Co., Ltd. Class H	31,576
8,000	China CITIC Bank Corp. Ltd. Class H	4,056
50,000	China Construction Bank Corp. Class H	37,605
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	China - 10.5% - (continued)
4,000	China Longyuan Power Group Corp. Ltd. Class H	$ 9,112
2,000	China National Building Material Co., Ltd. Class H	2,487
90,000	China Petroleum & Chemical Corp. Class H	45,164
48,000	China Railway Group Ltd. Class H	26,907
20,500	China Shenhua Energy Co., Ltd. Class H	65,704
18,000	China Tower Corp. Ltd. Class H(2)	2,023
1,400	China Vanke Co., Ltd. Class H	3,171
24,000	CITIC Ltd.	26,693
8,000	COSCO Shipping Holdings Co., Ltd. Class H*	13,954
5,000	Country Garden Holdings Co., Ltd.	3,850
2,200	Haier Smart Home Co., Ltd. Class H	7,149
61,000	Industrial & Commercial Bank of China Ltd. Class H	37,466
44,000	Lenovo Group Ltd.	47,869
104,000	PetroChina Co., Ltd. Class H	53,916
22,000	PICC Property & Casualty Co., Ltd. Class H	22,530
11,000	Postal Savings Bank of China Co., Ltd. Class H(2)	8,919
13,000	Want Want China Holdings Ltd.	12,018
31,100	Yangzijiang Shipbuilding Holdings Ltd.	35,159
		594,999
	Denmark - 1.8%
15	AP Moller - Maersk A/S Class B	45,704
18	Coloplast A/S Class B	2,758
496	Novo Nordisk A/S Class B	55,563
		104,025
	Finland - 0.2%
119	Kone Oyj Class B	6,301
507	Nordea Bank Abp	5,294
		11,595
	France - 3.7%
54	Air Liquide S.A.	9,548
339	AXA S.A.	10,020
292	BNP Paribas S.A.	16,872
1,351	Carrefour S.A.	29,530
235	Cie de Saint-Gobain	14,190
147	Cie Generale des Etablissements Michelin SCA	20,110
73	Danone S.A.	4,064
1	Hermes International	1,437
11	L'Oreal S.A.	4,453
10	LVMH Moet Hennessy Louis Vuitton SE	7,225
2,260	Orange S.A.	26,916
497	Sanofi	51,157
66	Schneider Electric SE	11,174
124	TotalEnergies SE	6,351
		213,047
	Germany - 2.5%
89	Allianz SE	21,444
87	BASF SE	5,010
52	Bayerische Motoren Werke AG	4,548
64	Covestro AG(2)	3,264
448	Deutsche Post AG	21,708
113	Deutsche Telekom AG	2,129
1,420	E.ON SE	16,656
98	Fresenius Medical Care AG & Co. KGaA	6,625
18	Fresenius SE & Co. KGaA	668
28	LEG Immobilien SE	3,217
274	Merck KGaA	57,879
		143,148
	Hong Kong - 3.3%
2,500	BOC Hong Kong Holdings Ltd.	9,481
10,500	China Overseas Land & Investment Ltd.	31,441
2,000	China Resources Land Ltd.	9,321

The accompanying notes are an integral part of these financial statements.
20

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Hong Kong - 3.3% - (continued)
6,000	China Resources Power Holdings Co., Ltd.	$ 11,293
1,000	Chow Tai Fook Jewellery Group Ltd.	1,821
4,000	CK Asset Holdings Ltd.	27,428
2,500	CK Hutchison Holdings Ltd.	18,372
2,000	CLP Holdings Ltd.	19,498
3,000	Henderson Land Development Co., Ltd.	12,488
8,000	Sino Land Co., Ltd.	10,379
2,000	SITC International Holdings Co., Ltd.	7,087
1,000	Sun Hung Kai Properties Ltd.	11,952
500	Techtronic Industries Co., Ltd.	8,102
7,000	WH Group Ltd.(2)	4,424
1,000	Xinyi Glass Holdings Ltd.	2,426
		185,513
	India - 0.4%
97	Dr. Reddy's Laboratories Ltd. ADR	5,406
699	Infosys Ltd. ADR	17,398
		22,804
	Indonesia - 1.1%
13,700	Astra International Tbk PT	6,272
21,600	Indofood Sukses Makmur Tbk PT	8,948
66,400	Telkom Indonesia Persero Tbk PT	21,174
14,000	United Tractors Tbk PT	24,905
		61,299
	Israel - 2.8%
2,099	Bank Hapoalim BM	20,883
2,449	Bank Leumi Le-Israel BM	26,506
6,611	Bezeq The Israeli Telecommunication Corp. Ltd.*	11,375
552	Delek Automotive Systems Ltd.	8,523
406	FIBI Holdings Ltd.	19,669
225	First International Bank of Israel Ltd.	9,737
10	Fox Wizel Ltd.	1,606
744	Harel Insurance Investments & Financial Services Ltd.	9,116
231	ICL Group Ltd.	2,767
2,396	Phoenix Holdings Ltd.	31,571
169	Rami Levy Chain Stores Hashikma Marketing Ltd.	13,504
142	Shufersal Ltd.	1,289
		156,546
	Italy - 0.3%
529	Assicurazioni Generali S.p.A.	12,225
230	Eni S.p.A.	3,402
		15,627
	Japan - 14.3%
100	AGC, Inc.	4,041
400	Aisin Corp.	13,825
400	Alfresa Holdings Corp.	5,599
100	Aozora Bank Ltd.	2,133
1,600	Astellas Pharma, Inc.	25,191
600	Bridgestone Corp.	23,520
600	Brother Industries Ltd.	11,058
1,200	Canon, Inc.	29,591
100	Daiwa House Industry Co., Ltd.	2,637
1,000	Daiwa Securities Group, Inc.	5,707
200	Denso Corp.	12,952
400	ENEOS Holdings, Inc.	1,509
300	FUJIFILM Holdings Corp.	18,543
300	Fujitsu Ltd.	45,516
300	Haseko Corp.	3,478
600	Hitachi Ltd.	30,476
1,300	Honda Motor Co., Ltd.	37,348
300	Idemitsu Kosan Co., Ltd.	8,342
900	Iida Group Holdings Co., Ltd.	15,683
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Japan - 14.3% - (continued)
400	ITOCHU Corp.	$ 13,657
800	Japan Post Bank Co., Ltd.	6,492
900	KDDI Corp.	29,697
2,100	Marubeni Corp.	24,672
700	Medipal Holdings Corp.	11,621
100	MEIJI Holdings Co., Ltd.	5,446
500	Mitsubishi Corp.	18,954
1,100	Mitsubishi Electric Corp.	12,779
5,400	Mitsubishi UFJ Financial Group, Inc.	33,826
600	Mitsui & Co., Ltd.	16,451
200	Mitsui Chemicals, Inc.	5,092
1,400	Mizuho Financial Group, Inc.	18,075
300	NEC Corp.	12,729
500	NGK Spark Plug Co., Ltd.	8,144
700	Nihon Kohden Corp.	17,019
1,500	Nikon Corp.	16,239
100	Nippon Electric Glass Co., Ltd.	2,238
700	Nippon Telegraph & Telephone Corp.	20,445
300	Nippon Yusen KK	26,595
300	NTT Data Corp.	5,976
400	Osaka Gas Co., Ltd.	6,894
300	Otsuka Holdings Co., Ltd.	10,460
500	Panasonic Corp.	4,896
1,200	Resona Holdings, Inc.	5,182
100	Sanwa Holdings Corp.	1,025
1,300	Seiko Epson Corp.	19,718
600	Sekisui House Ltd.	11,721
200	Seven & i Holdings Co., Ltd.	9,579
200	Shimamura Co., Ltd.	17,911
1,700	Softbank Corp.	20,001
600	Subaru Corp.	9,630
200	Sumitomo Electric Industries Ltd.	2,409
700	Sumitomo Mitsui Financial Group, Inc.	22,533
200	Tokio Marine Holdings, Inc.	11,745
200	Tokyo Gas Co., Ltd.	3,678
500	Toppan, Inc.	8,923
900	Toyota Motor Corp.	16,480
3,700	Yamada Holdings Co., Ltd.*	11,584
600	Yamaha Motor Co., Ltd.	13,624
		811,289
	Luxembourg - 0.2%
99	Eurofins Scientific SE	9,904
	Malaysia - 2.4%
7,800	DiGi.Com Bhd	7,235
27,400	Hartalega Holdings Bhd	31,605
9,143	Malayan Banking Bhd	19,439
2,100	Petronas Chemicals Group Bhd	4,794
2,200	Petronas Gas Bhd	8,717
3,916	RHB Bank Bhd	5,551
50,000	Sime Darby Bhd	28,539
6,000	Tenaga Nasional Bhd	12,843
35,700	Top Glove Corp. Bhd	16,301
		135,024
	Mexico - 1.5%
2,262	America Movil S.A.B. de C.V. Class L ADR	47,841
584	Coca-Cola Femsa SAB de CV ADR	32,091
1,500	Grupo Bimbo S.A.B. de C.V.	4,513
		84,445
	Netherlands - 1.5%
1,678	Koninklijke Ahold Delhaize N.V.	54,358

The accompanying notes are an integral part of these financial statements.
21

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Netherlands - 1.5% - (continued)
4	Koninklijke DSM N.V.	$ 723
633	NN Group N.V.	32,300
		87,381
	New Zealand - 1.3%
970	Fisher & Paykel Healthcare Corp. Ltd. Class C	16,428
5,020	Goodman Property Trust REIT	8,240
8,692	Spark New Zealand Ltd.	27,676
7,511	Z Energy Ltd.	19,591
		71,935
	Norway - 2.7%
200	Atea ASA	3,024
635	Equinor ASA	24,052
3,031	Europris ASA(2)	19,585
352	Kongsberg Gruppen ASA	14,130
1,600	Norsk Hydro ASA	15,755
1,270	Orkla ASA	11,381
265	SpareBank 1 Nord Norge	3,255
2,357	Telenor ASA	34,166
928	Veidekke ASA	12,990
276	Yara International ASA	13,952
		152,290
	Philippines - 1.5%
415	Globe Telecom, Inc.	20,371
1,820	Manila Electric Co.	13,140
7,450	Metropolitan Bank & Trust Co.	8,207
1,210	PLDT, Inc.	43,260
		84,978
	Poland - 1.1%
2,434	Polski Koncern Naftowy ORLEN S.A.	44,402
2,483	Powszechny Zaklad Ubezpieczen S.A.	20,169
		64,571
	Portugal - 0.1%
210	Jeronimo Martins SGPS S.A.	5,077
	Russia - 0.0%
349	Gazprom PJSC ADR(3)(4)	—
	Singapore - 0.4%
606	DBS Group Holdings Ltd.	16,044
242	Oversea-Chinese Banking Corp. Ltd.	2,213
100	United Overseas Bank Ltd.	2,366
300	Venture Corp. Ltd.	3,895
		24,518
	South Korea - 3.1%
46	Coway Co., Ltd.	2,600
405	Kia Corp.	24,727
305	KT&G Corp.	20,307
2,095	LG Display Co., Ltd.	35,693
55	LG Electronics, Inc.	5,468
1,904	LG Uplus Corp.	21,993
22	POSCO	5,318
671	Samsung Electronics Co., Ltd.	38,531
5	Samsung Fire & Marine Insurance Co., Ltd.	903
241	SK Hynix, Inc.	23,463
		179,003
	Spain - 0.5%
286	Banco Bilbao Vizcaya Argentaria S.A.	1,658
959	Iberdrola S.A.	10,585
3,446	Telefonica S.A.	16,826
		29,069
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Sweden - 3.9%
153	Assa Abloy AB Class B	$ 4,185
953	Axfood AB	31,312
261	Boliden AB	13,390
2,071	Electrolux AB Class B(1)	31,800
628	Getinge AB Class B	25,405
2,304	Investor AB Class B	50,966
675	Samhallsbyggnadsbolaget i Norden AB	3,060
865	Skanska AB Class B(1)	19,621
3,366	Telefonaktiebolaget LM Ericsson Class B	31,170
436	Volvo AB Class B	8,262
		219,171
	Switzerland - 3.3%
109	Cie Financiere Richemont S.A.	13,977
3	Geberit AG	1,865
119	Kuehne + Nagel International AG	34,022
246	Nestle S.A.	32,132
190	Novartis AG	16,775
145	Roche Holding AG	57,740
21	Swiss Life Holding AG	13,560
822	UBS Group AG	16,208
6	Zurich Insurance Group AG	2,978
		189,257
	Taiwan - 7.0%
35,000	Acer, Inc.	36,586
1,000	ASE Technology Holding Co., Ltd.	3,612
4,000	Asustek Computer, Inc.	52,144
16,000	AU Optronics Corp.	11,085
12,000	Cathay Financial Holding Co., Ltd.	27,014
33,000	Compal Electronics, Inc.	30,868
1,000	Evergreen Marine Corp. Taiwan Ltd.	4,712
6,000	Fubon Financial Holding Co., Ltd.	16,020
6,000	Gigabyte Technology Co., Ltd.	27,224
2,800	Hon Hai Precision Industry Co., Ltd.	10,359
28,000	Innolux Corp.	16,418
13,000	Lite-On Technology Corp.	30,899
4,000	Micro-Star International Co., Ltd.	18,149
1,000	Novatek Microelectronics Corp.	14,886
9,000	Pegatron Corp.	22,742
5,000	Pou Chen Corp.	5,506
2,000	Powertech Technology, Inc.	6,631
9,000	Quanta Computer, Inc.	27,737
13,000	Synnex Technology International Corp.	34,166
		396,758
	Thailand - 2.4%
3,700	Advanced Info Service PCL NVDR	25,928
10,100	PTT PLC NVDR	11,695
1,100	Siam Cement PCL NVDR	12,671
36,200	Sri Trang Agro-Industry PCL NVDR	28,579
67,900	Sri Trang Gloves Thailand PCL NVDR	51,563
6,300	Supalai PCL NVDR	4,111
		134,547
	Turkey - 1.2%
6,063	Aksa Akrilik Kimya Sanayii AS	18,022
1,435	BIM Birlesik Magazalar AS	8,282
11,742	Eregli Demir ve Celik Fabrikalari T.A.S.	25,969
777	Tofas Turk Otomobil Fabrikasi AS	4,124
7,646	Turkcell Iletisim Hizmetleri AS	11,750
956	Turkiye Sise ve Cam Fabrikalari AS	991
		69,138
	United Kingdom - 7.4%
370	3i Group plc	6,764

The accompanying notes are an integral part of these financial statements.
22

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	United Kingdom - 7.4% - (continued)
356	Anglo American plc		$ 18,620
3,453	B&M European Value Retail S.A.		24,287
5,346	BAE Systems plc		50,496
134	Ferguson plc		18,314
1,261	GlaxoSmithKline plc ADR(1)		54,929
459	Hikma Pharmaceuticals plc		12,456
6,800	HSBC Holdings plc		47,062
1,263	Imperial Brands plc		26,782
3,058	Investec plc		20,308
6,440	Kingfisher plc		21,656
652	Natwest Group plc		1,853
121	RELX plc		3,796
511	Rio Tinto plc		40,913
461	Sage Group plc		4,256
1,649	Segro plc REIT		29,213
286	Spectris plc		9,787
687	SSE plc		15,816
596	Tesco plc		2,166
2,966	Tritax Big Box plc REIT		9,443
			418,917
	Total Common Stocks (cost $5,050,542)		$ 5,584,192
PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
11,914	Cia Paranaense de Energia (Preference Shares)		$ 18,954
1,851	Gerdau S.A. (Preference Shares)		12,001
2,762	Petroleo Brasileiro S.A. (Preference Shares)		19,443
			50,398
	Total Preferred Stocks (cost $46,092)		$ 50,398
	Total Long-Term Investments (cost $5,096,634)		$ 5,634,590
SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
47,600	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(5)		$ 47,600
5,689	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(5)		5,689
	Total Short-Term Investments (cost $53,289)		$ 53,289
	Total Investments (cost $5,149,923)	100.2%	$ 5,687,879
	Other Assets and Liabilities	(0.2)%	(9,293)
	Total Net Assets	100.0%	$ 5,678,586
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $38,215, representing 0.7% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At March 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
23

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 404,927	$ 404,927	$ —	$ —
Austria	3,166	3,166	—	—
Belgium	39,288	39,288	—	—
Brazil	163,400	163,400	—	—
Canada	297,536	297,536	—	—
China	594,999	594,999	—	—
Denmark	104,025	104,025	—	—
Finland	11,595	11,595	—	—
France	213,047	213,047	—	—
Germany	143,148	143,148	—	—
Hong Kong	185,513	185,513	—	—
India	22,804	22,804	—	—
Indonesia	61,299	61,299	—	—
Israel	156,546	156,546	—	—
Italy	15,627	15,627	—	—
Japan	811,289	811,289	—	—
Luxembourg	9,904	9,904	—	—
Malaysia	135,024	135,024	—	—
Mexico	84,445	84,445	—	—
Netherlands	87,381	87,381	—	—
New Zealand	71,935	71,935	—	—
Norway	152,290	152,290	—	—
Philippines	84,978	84,978	—	—
Poland	64,571	64,571	—	—
Portugal	5,077	5,077	—	—
Russia	—	—	—	—
Singapore	24,518	24,518	—	—
South Korea	179,003	179,003	—	—
Spain	29,069	29,069	—	—
Sweden	219,171	219,171	—	—
Switzerland	189,257	189,257	—	—
Taiwan	396,758	396,758	—	—
Thailand	134,547	134,547	—	—
Turkey	69,138	69,138	—	—
United Kingdom	418,917	418,917	—	—
Preferred Stocks	50,398	50,398	—	—
Short-Term Investments	53,289	53,289	—	—
Total	$ 5,687,879	$ 5,687,879	$ —	$ —

(1)	For the six-month period ended March 31, 2022, investments valued at $3,485 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
24

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Brazil - 4.2%
9,953	Equatorial Energia S.A.	$ 56,992
41,050	JBS S.A.	321,614
1,574	Raia Drogasil S.A.	7,930
35,961	Telefonica Brasil S.A.	406,306
64,558	TIM S.A.	187,345
20,710	Transmissora Alianca de Energia Eletrica S.A.	192,371
22,088	Vale S.A. ADR	441,539
32,709	Vibra Energia S.A.	160,931
		1,775,028
	Chile - 1.1%
933,472	Banco de Chile	99,928
29,143	Cencosud S.A.	57,403
7,549	Cia Cervecerias Unidas S.A.	56,493
23,489	Empresas COPEC S.A.	194,019
14,458	Falabella S.A.	46,206
158	Sociedad Quimica y Minera de Chile S.A. ADR	13,525
		467,574
	China - 20.9%
949,000	Agricultural Bank of China Ltd. Class H	364,748
24,000	Alibaba Group Holding Ltd.*	343,540
44,500	Anhui Conch Cement Co., Ltd. Class H	228,995
3,400	ANTA Sports Products Ltd.	42,720
962,000	Bank of China Ltd. Class H	386,942
439,000	Bank of Communications Co., Ltd. Class H	315,037
343,000	China CITIC Bank Corp. Ltd. Class H	173,878
33,000	China Conch Environment Protection Holdings Ltd.*	41,295
33,000	China Conch Venture Holdings Ltd.	96,496
593,000	China Construction Bank Corp. Class H	445,996
344,000	China Everbright Bank Co., Ltd. Class H	130,459
12,000	China Life Insurance Co., Ltd. Class H	18,449
43,000	China Longyuan Power Group Corp. Ltd. Class H	97,954
12,000	China Mengniu Dairy Co., Ltd.	64,663
34,000	China Merchants Bank Co., Ltd. Class H	267,219
357,500	China Minsheng Banking Corp. Ltd. Class H(1)	134,666
52,000	China National Building Material Co., Ltd. Class H	64,673
6,400	China Pacific Insurance Group Co., Ltd. Class H	15,625
588,000	China Petroleum & Chemical Corp. Class H	295,074
388,000	China Railway Group Ltd. Class H	217,499
134,000	China Shenhua Energy Co., Ltd. Class H	429,476
1,680,000	China Tower Corp. Ltd. Class H(2)	188,779
51,900	China Vanke Co., Ltd. Class H	117,566
184,000	CITIC Ltd.	204,643
62,000	COSCO Shipping Holdings Co., Ltd. Class H*	108,144
156,071	Country Garden Holdings Co., Ltd.	120,171
124,000	CSPC Pharmaceutical Group Ltd.	143,295
9,300	ENN Energy Holdings Ltd.	139,534
4,400	GF Securities Co., Ltd. Class H	6,248
31,800	Guotai Junan Securities Co., Ltd. Class H*(2)	42,961
77,400	Haier Smart Home Co., Ltd. Class H	251,530
10,000	Huaneng Power International, Inc. Class H	4,278
14,200	Huatai Securities Co., Ltd. Class H(2)	21,867
700,000	Industrial & Commercial Bank of China Ltd. Class H	429,936
4,757	JD.com, Inc. ADR*	275,288
228	JD.com, Inc. Class A*	6,813
332,000	Lenovo Group Ltd.	361,192
11,500	Li Ning Co., Ltd.	99,267
10,500	Longfor Properties Co., Ltd.(2)	54,032
4,200	Meituan Class B*(2)	83,449
404	NetEase, Inc. ADR	36,235
616,000	PetroChina Co., Ltd. Class H	319,350
184,000	PICC Property & Casualty Co., Ltd. Class H	188,431
40,500	Ping An Insurance Group Co. of China Ltd. Class H	287,793
306,000	Postal Savings Bank of China Co., Ltd. Class H(2)	248,117
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	China - 20.9% - (continued)
6,600	Shenzhou International Group Holdings Ltd.	$ 88,321
1,800	Sunny Optical Technology Group Co., Ltd.	28,983
4,500	Tencent Holdings Ltd.	215,019
161,000	Want Want China Holdings Ltd.	148,842
35,400	Xiaomi Corp. Class B*(2)	63,013
18,000	Yanzhou Coal Mining Co., Ltd. Class H	53,439
3,690	Yum China Holdings, Inc.	153,283
21,500	Zhongsheng Group Holdings Ltd.	152,093
803	ZTO Express Cayman, Inc. ADR	20,075
		8,837,391
	Hong Kong - 2.1%
90,000	China Overseas Land & Investment Ltd.	269,492
34,000	China Resources Gas Group Ltd.	144,355
36,000	China Resources Land Ltd.	167,786
62,000	China Resources Power Holdings Co., Ltd.	116,694
213,000	Sino Biopharmaceutical Ltd.	132,999
22,000	Wharf Holdings Ltd.	67,140
		898,466
	India - 14.4%
733	ACC Ltd.	20,811
924	Apollo Hospitals Enterprise Ltd.	55,069
4,987	Asian Paints Ltd.	202,702
5,161	Aurobindo Pharma Ltd.	45,535
405	Axis Bank Ltd. GDR*	20,169
1,126	Bajaj Auto Ltd.	54,283
1,032	Balkrishna Industries Ltd.	29,093
36,137	Bharat Petroleum Corp. Ltd.	171,374
18,766	Bharti Airtel Ltd.*	186,967
18,462	Bharti Infratel Ltd.*	54,101
13,773	Cipla Ltd.	185,043
93,314	Coal India Ltd.	225,419
2,246	Crompton Greaves Consumer Electricals Ltd.	11,086
1,044	Divi's Laboratories Ltd.	60,650
3,820	Dr. Reddy's Laboratories Ltd. ADR	212,889
233	Eicher Motors Ltd.	7,555
28,767	GAIL India Ltd.	59,091
14,618	HCL Technologies Ltd.	224,503
4,948	Hero MotoCorp Ltd.	149,805
6,668	Hindalco Industries Ltd.	50,115
53,611	Hindustan Petroleum Corp. Ltd.	190,566
5,212	Hindustan Unilever Ltd.	140,911
2,095	Housing Development Finance Corp. Ltd.	66,089
5,689	ICICI Bank Ltd. ADR	107,750
131,314	Indian Oil Corp. Ltd.	206,134
18,202	Infosys Ltd. ADR	453,048
6,713	ITC Ltd.	22,205
4,622	JSW Steel Ltd.	44,689
642	Larsen & Toubro Infotech Ltd.(2)	52,151
6,978	Larsen & Toubro Ltd.	162,780
4,742	Mahindra & Mahindra Ltd.	50,474
574	Maruti Suzuki India Ltd.	57,277
1,823	Mindtree Ltd.	103,519
2,884	Mphasis Ltd.	128,523
120	MRF Ltd.	102,971
53,811	NTPC Ltd.	95,869
74,377	Oil & Natural Gas Corp. Ltd.	160,876
122	Page Industries Ltd.	69,536
856	Persistent Systems Ltd.	53,832
15,556	Petronet LNG Ltd.	39,775
332	Pidilite Industries Ltd.	10,753
58,482	Power Grid Corp. of India Ltd.	167,323
1,915	Reliance Industries Ltd. GDR(2)	132,135
13,122	Sun Pharmaceutical Industries Ltd.	158,408

The accompanying notes are an integral part of these financial statements.
25

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	India - 14.4% - (continued)
7,611	Tata Consultancy Services Ltd.	$ 375,648
11,022	Tata Steel Ltd.	190,141
10,122	Tech Mahindra Ltd.	200,296
2,578	Titan Co., Ltd.	86,284
817	Tube Investments of India Ltd.	17,517
239	UltraTech Cement Ltd.	20,824
35,636	Vedanta Ltd.	189,690
23,895	Wipro Ltd. ADR	184,230
		6,068,484
	Indonesia - 3.3%
611,000	Astra International Tbk PT	279,709
340,800	Bank Central Asia Tbk PT	189,235
55,200	Bank Mandiri Persero Tbk PT	30,362
464,600	Bank Rakyat Indonesia Persero Tbk PT	150,742
45,300	Indofood CBP Sukses Makmur Tbk PT	23,182
339,000	Indofood Sukses Makmur Tbk PT	140,439
1,500,400	Kalbe Farma Tbk PT	168,191
68,600	Sarana Menara Nusantara Tbk PT	5,111
865,600	Telkom Indonesia Persero Tbk PT	276,028
78,900	United Tractors Tbk PT	140,358
		1,403,357
	Malaysia - 3.5%
93,346	CIMB Group Holdings Bhd	118,327
122,300	DiGi.Com Bhd	113,436
138,200	Hartalega Holdings Bhd	159,408
9,100	Hong Leong Bank Bhd	43,717
7,300	IHH Healthcare Bhd	10,764
105,093	Malayan Banking Bhd	223,445
14,700	Maxis Bhd	13,740
7,200	MISC Bhd	12,586
77,200	Petronas Chemicals Group Bhd	176,258
46,400	Petronas Gas Bhd	183,845
38,800	Public Bank Bhd	43,093
166,600	Sime Darby Bhd	95,092
89,400	Tenaga Nasional Bhd	191,355
167,600	Top Glove Corp. Bhd	76,531
		1,461,597
	Mexico - 4.0%
22,856	America Movil S.A.B. de C.V. Class L ADR	483,404
17,258	Arca Continental S.A.B. de C.V.	116,822
3,853	Coca-Cola Femsa SAB de CV ADR	211,722
474	Fomento Economico Mexicano S.A.B. de C.V. ADR	39,271
8,944	Gruma S.A.B. de C.V. Class B	111,852
57,399	Grupo Bimbo S.A.B. de C.V.	172,698
11,100	Grupo Financiero Banorte S.A.B. de C.V. Class O	83,392
9,218	Grupo Mexico S.A.B. de C.V.	54,891
45,224	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	63,611
4,501	Orbia Advance Corp. S.A.B. de C.V.	11,874
87,860	Wal-Mart de Mexico S.A.B. de C.V.	359,115
		1,708,652
	Philippines - 2.7%
7,705	Ayala Corp.	122,696
11,800	Ayala Land, Inc.	7,993
71,490	BDO Unibank, Inc.	183,336
3,900	Globe Telecom, Inc.	191,439
8,480	International Container Terminal Services, Inc.	36,840
13,740	Manila Electric Co.	99,203
44,270	Metropolitan Bank & Trust Co.	48,766
8,300	PLDT, Inc.	296,744
8,185	SM Investments Corp.	143,785
36,400	SM Prime Holdings, Inc.	26,626
		1,157,428
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Poland - 2.9%
4,821	Bank Polska Kasa Opieki S.A.	$ 130,612
206	CD Projekt S.A.	8,588
21,041	Cyfrowy Polsat S.A.	140,164
57	LPP S.A.	156,888
29,287	Orange Polska S.A.*	55,450
18,812	Polski Koncern Naftowy ORLEN S.A.	343,173
2,893	Powszechna Kasa Oszczednosci Bank Polski S.A.*	27,658
43,539	Powszechny Zaklad Ubezpieczen S.A.	353,661
		1,216,194
	Russia - 0.0%
38,587	Gazprom PJSC ADR(3)(4)	—
397	Lukoil PJSC ADR(3)(4)	—
3,877	MMC Norilsk Nickel PJSC ADR(3)(4)	—
16,118	Sberbank of Russia PJSC ADR(3)(4)	—
172	Yandex N.V. Class A*(3)(4)	—
		—
	South Africa - 2.8%
2,474	Aspen Pharmacare Holdings Ltd.	33,629
26,252	FirstRand Ltd.	139,178
61	Kumba Iron Ore Ltd.	2,736
3,219	Mr. Price Group Ltd.	47,695
10,709	MTN Group Ltd.	139,245
6,180	MultiChoice Group Ltd.	55,712
1,348	Naspers Ltd. Class N	153,515
5,474	Shoprite Holdings Ltd.	88,655
13,812	Standard Bank Group Ltd.	172,162
19,435	Vodacom Group Ltd.	212,804
31,307	Woolworths Holdings Ltd.	123,793
		1,169,124
	South Korea - 11.7%
8,065	BNK Financial Group, Inc.	52,966
4,075	Coway Co., Ltd.	230,302
767	DB HiTek Co., Ltd.	47,398
1,088	DB Insurance Co., Ltd.	62,746
390	E-Mart, Inc.	45,369
2,001	GS Holdings Corp.	72,475
1,849	Hana Financial Group, Inc.	74,140
2,780	Hankook Tire & Technology Co., Ltd.	77,181
8,702	Hanon Systems	84,719
260	Hansol Chemical Co., Ltd.	52,663
412	Hotel Shilla Co., Ltd.	27,601
694	Hyundai Mobis Co., Ltd.	123,105
596	Hyundai Motor Co.	88,757
1,383	KB Financial Group, Inc.	69,946
4,677	Kia Corp.	285,548
61	Korea Zinc Co., Ltd.	29,442
3,623	KT&G Corp.	241,224
472	LEENO Industrial, Inc.	71,849
16,394	LG Display Co., Ltd.	279,309
2,252	LG Electronics, Inc.	223,890
71	LG Household & Health Care Ltd.	50,260
437	LG Innotek Co., Ltd.	139,531
18,546	LG Uplus Corp.	214,219
921	Meritz Fire & Marine Insurance Co., Ltd.	36,056
786	NAVER Corp.	220,810
74	NCSoft Corp.	28,543
194	Orion Corp.	14,213
450	POSCO	108,783
844	Samsung C&T Corp.	79,383
1,546	Samsung Electro-Mechanics Co., Ltd.	210,462
6,898	Samsung Electronics Co., Ltd.	396,106
768	Samsung Fire & Marine Insurance Co., Ltd.	138,767

The accompanying notes are an integral part of these financial statements.
26

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	South Korea - 11.7% - (continued)
1,778	Samsung SDS Co., Ltd.	$ 203,171
1,956	Samsung Securities Co., Ltd.	67,618
2,664	Seegene, Inc.	112,314
1,077	Shinhan Financial Group Co., Ltd.	36,876
680	Shinsegae, Inc.	143,905
4,013	SK Hynix, Inc.	390,688
7,396	Woori Financial Group, Inc.	93,667
817	Yuhan Corp.	39,365
		4,965,367
	Taiwan - 16.7%
234,000	Acer, Inc.	244,605
3,000	Advantech Co., Ltd.	38,689
32,000	ASE Technology Holding Co., Ltd.	115,596
30,000	Asustek Computer, Inc.	391,079
107,000	AU Optronics Corp.	74,130
30,000	Catcher Technology Co., Ltd.	151,301
79,000	Cathay Financial Holding Co., Ltd.	177,844
141,000	China Development Financial Holding Corp.	94,487
16,000	China Steel Corp.	21,751
51,000	Chunghwa Telecom Co., Ltd.	226,061
332,000	Compal Electronics, Inc.	310,546
98,000	CTBC Financial Holding Co., Ltd.	100,560
8,000	Delta Electronics, Inc.	74,970
1,000	Eclat Textile Co., Ltd.	16,666
9,000	Elite Material Co., Ltd.	81,043
11,000	Evergreen Marine Corp. Taiwan Ltd.	51,830
66,000	Far EasTone Telecommunications Co., Ltd.	169,311
3,000	Feng TAY Enterprise Co., Ltd.	20,051
35,000	First Financial Holding Co., Ltd.	34,754
2,000	Formosa Chemicals & Fibre Corp.	5,515
45,000	Fubon Financial Holding Co., Ltd.	120,151
3,000	Giant Manufacturing Co., Ltd.	27,276
46,000	Gigabyte Technology Co., Ltd.	208,715
58,224	Hon Hai Precision Industry Co., Ltd.	215,407
127,000	Innolux Corp.	74,467
208,000	Inventec Corp.	179,313
1,000	Largan Precision Co., Ltd.	65,791
122,245	Lite-On Technology Corp.	290,557
44,000	Macronix International Co., Ltd.	61,581
3,000	MediaTek, Inc.	94,759
60,000	Mega Financial Holding Co., Ltd.	89,838
40,000	Micro-Star International Co., Ltd.	181,491
10,000	Nan Ya Plastics Corp.	32,529
13,000	Novatek Microelectronics Corp.	193,515
80,000	Pegatron Corp.	202,153
7,000	Phison Electronics Corp.	116,172
111,000	Pou Chen Corp.	122,229
36,000	Powertech Technology, Inc.	119,365
6,000	President Chain Store Corp.	55,076
98,000	Quanta Computer, Inc.	302,023
7,000	Realtek Semiconductor Corp.	105,178
85,000	Shin Kong Financial Holding Co., Ltd.	32,040
11,000	Sino-American Silicon Products, Inc.	67,955
78,000	SinoPac Financial Holdings Co., Ltd.	50,092
135,000	Synnex Technology International Corp.	354,798
73,044	Taishin Financial Holding Co., Ltd.	52,263
38,000	Taiwan Cement Corp.	66,182
69,060	Taiwan Cooperative Financial Holding Co., Ltd.	71,226
33,000	Taiwan Mobile Co., Ltd.	120,936
2,246	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	234,168
31,000	Uni-President Enterprises Corp.	70,977
68,000	United Microelectronics Corp.	128,161
14,000	Vanguard International Semiconductor Corp.	60,835
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Taiwan - 16.7% - (continued)
141,686	Wistron Corp.		$ 147,118
2,000	Wiwynn Corp.		71,200
99,000	WPG Holdings Ltd.		193,498
70,000	Yuanta Financial Holding Co., Ltd.		64,499
			7,044,323
	Thailand - 3.9%
57,566	Advanced Info Service PCL NVDR		403,395
306,100	Bangkok Dusit Medical Services PCL NVDR		230,150
55,000	Com7 Plc NVDR		71,128
40,800	CP ALL Plc NVDR		79,759
78,400	Home Product Center Plc NVDR		37,491
11,600	PTT Exploration & Production PCL NVDR		50,238
8,200	PTT Oil & Retail Business Plc NVDR		6,165
108,600	PTT PLC NVDR		125,747
18,200	Siam Cement PCL NVDR		209,642
159,500	Sri Trang Agro-Industry PCL NVDR		125,921
434,600	Sri Trang Gloves Thailand PCL NVDR		330,035
			1,669,671
	Turkey - 2.5%
72,104	Akbank T.A.S.		35,689
42,982	Aksa Akrilik Kimya Sanayii AS		127,764
35,387	BIM Birlesik Magazalar AS		204,224
110,392	Eregli Demir ve Celik Fabrikalari T.A.S.		244,149
920	Ford Otomotiv Sanayi AS		18,735
7,937	KOC Holding AS		21,461
8,259	Tofas Turk Otomobil Fabrikasi AS		43,835
180,642	Turkcell Iletisim Hizmetleri AS		277,594
45,744	Turkiye Garanti Bankasi AS		38,048
27,764	Turkiye Sise ve Cam Fabrikalari AS		28,790
			1,040,289
	United Kingdom - 0.4%
24,919	Investec plc		165,484
	Total Common Stocks (cost $39,194,577)		$ 41,048,429
PREFERRED STOCKS - 2.3%
	Brazil - 2.2%
28,939	Banco Bradesco S.A. (Preference Shares)		$ 135,318
9,855	Cia Energetica de Minas Gerais (Preference Shares)		31,544
103,658	Cia Paranaense de Energia (Preference Shares)		164,912
21,990	Gerdau S.A. (Preference Shares)		142,576
33,064	Itau Unibanco Holding S.A. (Preference Shares)		191,206
18,709	Itausa S.A.		42,324
34,307	Petroleo Brasileiro S.A. (Preference Shares)		241,494
			949,374
	Chile - 0.1%
10,050	Embotelladora Andina S.A. Class B (Preference Shares)		22,311
	Total Preferred Stocks (cost $808,292)		$ 971,685
	Total Long-Term Investments (cost $40,002,869)		$ 42,020,114
	Total Investments (cost $40,002,869)	99.4%	$ 42,020,114
	Other Assets and Liabilities	0.6%	265,719
	Total Net Assets	100.0%	$ 42,285,833
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
27

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2022, the aggregate value of these securities was $886,504, representing 2.1% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At March 31, 2022, the aggregate fair value of these securities are $0, which represented 0.0% of total net assets.
(4)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	5	06/17/2022	$ 281,375	$ 10,370
Total futures contracts				$ 10,370
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,775,028	$ 1,775,028	$ —	$ —
Chile	467,574	467,574	—	—
China	8,837,391	8,837,391	—	—
Hong Kong	898,466	898,466	—	—
India	6,068,484	6,068,484	—	—
Indonesia	1,403,357	1,403,357	—	—
Malaysia	1,461,597	1,461,597	—	—
Mexico	1,708,652	1,708,652	—	—
Philippines	1,157,428	1,157,428	—	—
Poland	1,216,194	1,216,194	—	—
Russia	—	—	—	—
South Africa	1,169,124	1,169,124	—	—
South Korea	4,965,367	4,965,367	—	—
Taiwan	7,044,323	7,044,323	—	—
Thailand	1,669,671	1,669,671	—	—
Turkey	1,040,289	1,040,289	—	—
United Kingdom	165,484	165,484	—	—
Preferred Stocks	971,685	971,685	—	—
Futures Contracts(2)	10,370	10,370	—	—
Total	$ 42,030,484	$ 42,030,484	$ —	$ —

(1)	For the six-month period ended March 31, 2022, investments valued at $829,337 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended March 31, 2022 is not presented.
The accompanying notes are an integral part of these financial statements.
28

Hartford Multifactor Small Cap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.6%
3,828	Standard Motor Products, Inc.	$ 165,140
	Banks - 8.9%
1,293	Ameris Bancorp	56,737
2,054	Associated Banc-Corp.	46,749
1,032	Banner Corp.	60,403
837	Cathay General Bancorp	37,456
1,034	Central Pacific Financial Corp.	28,849
301	City Holding Co.	23,689
327	Community Trust Bancorp, Inc.	13,472
2,199	CVB Financial Corp.	51,039
448	Eagle Bancorp, Inc.	25,540
118	Farmers National Banc Corp.	2,013
2,214	Financial Institutions, Inc.	66,708
10,520	First BanCorp	144,383
3,721	First Busey Corp.	94,290
18	First Community Bankshares, Inc.	508
1,010	First Financial Corp.	43,713
1,564	First Hawaiian, Inc.	43,620
5,787	First Interstate BancSystem, Inc. Class A	212,788
411	First Merchants Corp.	17,098
4,959	Fulton Financial Corp.	82,418
108	Great Southern Bancorp, Inc.	6,373
5,226	Hanmi Financial Corp.	128,612
780	Heartland Financial USA, Inc.	37,307
981	Heritage Financial Corp.	24,584
2,301	Hilltop Holdings, Inc.	67,649
765	HomeStreet, Inc.	36,246
8,345	Hope Bancorp, Inc.	134,187
1,523	Independent Bank Corp.	33,506
342	Midland States Bancorp, Inc.	9,870
224	National Bank Holdings Corp. Class A	9,023
1,157	NBT Bancorp, Inc.	41,802
3,617	Northwest Bancshares, Inc.	48,866
2,226	OceanFirst Financial Corp.	44,743
2,175	Old National Bancorp	35,626
252	Park National Corp.	33,108
1,728	PCB Bancorp	39,658
985	Preferred Bank	72,979
222	QCR Holdings, Inc.	12,563
582	Renasant Corp.	19,468
1,598	Republic Bancorp, Inc. Class A	71,814
2,426	S&T Bancorp, Inc.	71,761
3,012	Simmons First National Corp. Class A	78,975
3,912	Towne Bank	117,125
667	TriCo Bancshares	26,700
1,379	TrustCo Bank Corp. NY	44,031
2,985	Trustmark Corp.	90,714
2,508	Univest Financial Corp.	67,114
359	Washington Federal, Inc.	11,782
192	Washington Trust Bancorp, Inc.	10,080
3,076	Waterstone Financial, Inc.	59,490
652	WesBanco, Inc.	22,403
		2,559,632
	Capital Goods - 7.8%
103	Alamo Group, Inc.	14,810
977	Applied Industrial Technologies, Inc.	100,299
428	Argan, Inc.	17,373
2,596	BlueLinx Holdings, Inc.*	186,600
3,725	Boise Cascade Co.	258,776
1,164	Comfort Systems USA, Inc.	103,608
2,267	Encore Wire Corp.	258,597
1,240	Federal Signal Corp.	41,850
1,085	Global Industrial Co.	34,970
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Capital Goods - 7.8% - (continued)
2,531	GMS, Inc.*	$ 125,968
7,695	GrafTech International Ltd.	74,026
13,086	Hudson Technologies, Inc.*	81,264
8,137	Huttig Building Products, Inc.*	86,740
581	IES Holdings, Inc.*	23,356
190	Insteel Industries, Inc.	7,028
286	Kadant, Inc.	55,538
630	McGrath Rent Corp.	53,537
1,842	Miller Industries, Inc.	51,871
459	MSC Industrial Direct Co., Inc. Class A	39,111
3,723	Mueller Industries, Inc.	201,675
1,828	MYR Group, Inc.*	171,905
290	National Presto Industries, Inc.	22,316
1,496	Rush Enterprises, Inc. Class A	76,161
1,777	Sterling Construction Co., Inc.*	47,624
827	Veritiv Corp.*	110,479
		2,245,482
	Commercial & Professional Services - 4.3%
231	Barrett Business Services, Inc.	17,896
2,603	Brady Corp. Class A	120,441
1,006	Deluxe Corp.	30,421
4,651	Ennis, Inc.	85,904
1,322	Healthcare Services Group, Inc.	24,549
3,323	Heidrick & Struggles International, Inc.	131,524
6,101	HNI Corp.	226,042
2,094	Kelly Services, Inc. Class A	45,419
2,745	Kforce, Inc.	203,048
1,052	ManTech International Corp. Class A	90,672
9,438	Resources Connection, Inc.	161,767
718	TrueBlue, Inc.*	20,743
399	UniFirst Corp.	73,528
		1,231,954
	Consumer Durables & Apparel - 4.7%
1,313	Acushnet Holdings Corp.	52,861
514	Carter's, Inc.	47,283
466	Century Communities, Inc.	24,964
5,881	Ethan Allen Interiors, Inc.	153,318
594	Green Brick Partners, Inc.*	11,737
24	Hooker Furniture Corp.	454
932	Johnson Outdoors, Inc. Class A	72,444
2,606	Kontoor Brands, Inc.	107,758
1,481	Lakeland Industries, Inc.*	28,420
5,514	Levi Strauss & Co. Class A	108,957
758	MDC Holdings, Inc.	28,683
5,992	Movado Group, Inc.	233,988
11,909	Smith & Wesson Brands, Inc.	180,183
2,918	Sturm Ruger & Co., Inc.	203,151
2,504	Vista Outdoor, Inc.*	89,368
		1,343,569
	Consumer Services - 0.7%
7,482	Perdoceo Education Corp.*	85,893
2,878	Stride, Inc.*	104,558
		190,451
	Diversified Financials - 2.5%
674	A-Mark Precious Metals, Inc.	52,127
1,698	B. Riley Financial, Inc.	118,792
6,706	Cherry Hill Mortgage Investment Corp. REIT	51,770
4,488	Cowen, Inc. Class A	121,625
594	Moelis & Co. Class A	27,888
3,130	Oppenheimer Holdings, Inc. Class A	136,405

The accompanying notes are an integral part of these financial statements.
29

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Diversified Financials - 2.5% - (continued)
3,094	Victory Capital Holdings, Inc. Class A	$ 89,324
3,503	Virtu Financial, Inc. Class A	130,382
		728,313
	Energy - 2.6%
555	Arch Resources, Inc.	76,246
1,672	Centrus Energy Corp. Class A*	56,346
737	Civitas Resources, Inc.	44,006
4,029	CONSOL Energy, Inc.*	151,611
752	Dorian LPG Ltd.	10,897
1,289	Equitrans Midstream Corp.	10,879
7,866	Magnolia Oil & Gas Corp. Class A	186,031
735	Oasis Petroleum, Inc.	107,531
12,034	VAALCO Energy, Inc.	78,582
668	World Fuel Services Corp.	18,063
		740,192
	Food & Staples Retailing - 4.1%
1,123	Andersons, Inc.	56,442
3,432	Ingles Markets, Inc. Class A	305,620
5,687	SpartanNash Co.	187,614
7,345	Sprouts Farmers Market, Inc.*	234,893
3,458	United Natural Foods, Inc.*	142,988
3,549	Weis Markets, Inc.	253,470
		1,181,027
	Food, Beverage & Tobacco - 2.1%
446	Coca-Cola Consolidated, Inc.	221,595
1,526	John B Sanfilippo & Son, Inc.	127,329
190	Sanderson Farms, Inc.	35,623
1,079	Universal Corp.	62,658
13,115	Vector Group Ltd.	157,905
		605,110
	Health Care Equipment & Services - 10.3%
359	Addus HomeCare Corp.*	33,491
8,346	Allscripts Healthcare Solutions, Inc.*	187,952
1,241	Apollo Medical Holdings, Inc.*	60,151
76	Atrion Corp.	54,188
1,202	Bioventus, Inc.*	16,948
30,560	Co-Diagnostics, Inc.*	188,861
9,847	Community Health Systems, Inc.*	116,884
3,620	Computer Programs & Systems, Inc.*	124,709
647	Corvel Corp.*	108,981
11,945	Cross Country Healthcare, Inc.*	258,848
1,748	Fulgent Genetics, Inc.*	109,093
6,154	InfuSystem Holdings, Inc.*	60,309
539	Integer Holdings Corp.*	43,427
480	iRadimed Corp.	21,523
2,611	LeMaitre Vascular, Inc.	121,333
11,437	Meridian Bioscience, Inc.*	296,905
901	Merit Medical Systems, Inc.*	59,935
1,635	National HealthCare Corp.	114,826
2,540	NextGen Healthcare, Inc.*	53,111
3,523	Ortho Clinical Diagnostics Holdings plc*	65,739
881	Orthofix Medical, Inc.*	28,809
6,611	Owens & Minor, Inc.	291,016
7,144	Patterson Cos., Inc.	231,251
1,857	Quidel Corp.*	208,838
918	Select Medical Holdings Corp.	22,023
582	Utah Medical Products, Inc.	52,299
1,707	Varex Imaging Corp.*	36,342
		2,967,792
	Household & Personal Products - 0.6%
549	Central Garden & Pet Co. Class A*	22,388
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Household & Personal Products - 0.6% - (continued)
1,841	Nu Skin Enterprises, Inc. Class A	$ 88,147
668	USANA Health Sciences, Inc.*	53,073
		163,608
	Insurance - 5.4%
660	American Equity Investment Life Holding Co.	26,341
1,499	American National Group, Inc.	283,446
12	Argo Group International Holdings Ltd.	495
7,455	CNO Financial Group, Inc.	187,046
4,096	Employers Holdings, Inc.	168,018
18,912	Genworth Financial, Inc. Class A*	71,487
2,283	Horace Mann Educators Corp.	95,498
3,556	Mercury General Corp.	195,580
1,213	ProAssurance Corp.	32,605
1,426	Safety Insurance Group, Inc.	129,552
2,086	Stewart Information Services Corp.	126,433
8,622	Tiptree, Inc.	110,793
10,068	Universal Insurance Holdings, Inc.	135,817
		1,563,111
	Materials - 3.6%
2,307	AdvanSix, Inc.	117,865
2,971	Greif, Inc. Class A	193,293
342	Hawkins, Inc.	15,698
1,841	Kronos Worldwide, Inc.	28,572
726	Myers Industries, Inc.	15,682
957	Olympic Steel, Inc.	36,806
2,757	Ryerson Holding Corp.	96,550
3,890	Schnitzer Steel Industries, Inc. Class A	202,047
2,192	Silgan Holdings, Inc.	101,336
401	Stepan Co.	39,623
1,504	SunCoke Energy, Inc.	13,401
2,061	Tredegar Corp.	24,711
1,257	Trinseo plc	60,235
418	Tronox Holdings plc Class A	8,272
1,399	Worthington Industries, Inc.	71,923
		1,026,014
	Media & Entertainment - 2.5%
734	AMC Networks, Inc. Class A*	29,822
30,074	Entravision Communications Corp. Class A	192,774
1,078	Gray Television, Inc.	23,792
4,090	John Wiley & Sons, Inc. Class A	216,893
2,653	Lee Enterprises, Inc.*	71,419
544	Scholastic Corp.	21,912
5,884	Thryv Holdings, Inc.*	165,458
		722,070
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
3,955	Amphastar Pharmaceuticals, Inc.*	141,984
36,360	Catalyst Pharmaceuticals, Inc.*	301,424
4,613	Collegium Pharmaceutical, Inc.*	93,921
8,606	Corcept Therapeutics, Inc.*	193,807
585	Eagle Pharmaceuticals, Inc.*	28,952
288	Emergent BioSolutions, Inc.*	11,825
5,336	Harvard Bioscience, Inc.*	33,136
9,816	Innoviva, Inc.*	189,940
3,542	Inotiv, Inc.*	92,729
12,153	Ironwood Pharmaceuticals, Inc. Class A*	152,885
518	Maravai LifeSciences Holdings, Inc. Class A*	18,270
1,590	OPKO Health, Inc.*	5,470
8,380	Organogenesis Holdings, Inc. Class A*	63,856
618	Pacira BioSciences, Inc.*	47,166
5,761	Phibro Animal Health Corp. Class A	114,932
2,278	Prestige Consumer Healthcare, Inc.*	120,597
1,557	Sage Therapeutics, Inc.*	51,537

The accompanying notes are an integral part of these financial statements.
30

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7% - (continued)
15,063	SIGA Technologies, Inc.*	$ 106,797
7,032	Supernus Pharmaceuticals, Inc.*	227,274
139	uniQure N.V.*	2,512
20,776	Vanda Pharmaceuticals, Inc.*	234,976
		2,233,990
	Real Estate - 5.6%
3,976	Brandywine Realty Trust	56,221
264	Centerspace REIT	25,904
8,208	City Office, Inc. REIT	144,953
1,925	CTO Realty Growth, Inc.	127,666
1,048	Forestar Group, Inc.*	18,612
20,092	Franklin Street Properties Corp.	118,543
863	Getty Realty Corp. REIT	24,699
3,144	Independence Realty Trust, Inc. REIT	83,127
1,360	Industrial Logistics Properties Trust	30,831
1,954	iStar, Inc. REIT(1)	45,743
5,965	Kennedy-Wilson Holdings, Inc.	145,486
800	Marcus & Millichap, Inc. REIT	42,144
2,315	Newmark Group, Inc. Class A	36,855
176	NexPoint Residential Trust, Inc. REIT	15,895
3,776	Piedmont Office Realty Trust, Inc. Class A, REIT	65,023
2,982	PotlatchDeltic Corp. REIT	157,241
6,293	Preferred Apartment Communities, Inc. REIT	156,947
244	PS Business Parks, Inc. REIT	41,012
3,877	RMR Group, Inc. Class A	120,575
4,085	RPT Realty REIT	56,250
4,693	UMH Properties, Inc.	115,401
		1,629,128
	Retailing - 7.7%
2,791	1-800-Flowers.com, Inc. Class A*	35,613
2,907	Aaron's Co., Inc.	58,373
2,962	Abercrombie & Fitch Co. Class A*	94,754
3,148	Academy Sports & Outdoors, Inc.	124,031
298	Asbury Automotive Group, Inc.*	47,740
9,567	Big 5 Sporting Goods Corp.	164,074
5,228	Big Lots, Inc.	180,889
6,216	Buckle, Inc.	205,377
898	Build-A-Bear Workshop, Inc.	16,415
965	Camping World Holdings, Inc. Class A	26,972
6,090	Cato Corp. Class A	89,279
710	Citi Trends, Inc.*	21,744
620	Dillard's, Inc. Class A	166,402
108	Group 1 Automotive, Inc.	18,126
7,691	Haverty Furniture Cos., Inc.	210,887
3,868	Hibbett Sports, Inc.	171,507
1,886	MarineMax, Inc.*	75,930
871	Penske Automotive Group, Inc.	81,630
6,290	Rent-A-Center, Inc.	158,445
7,013	Sally Beauty Holdings, Inc.*	109,613
823	Shoe Carnival, Inc.	23,999
214	Shutterstock, Inc.	19,919
2,887	Sportsman's Warehouse Holdings, Inc.*	30,862
2,490	Zumiez, Inc.*	95,143
		2,227,724
	Semiconductors & Semiconductor Equipment - 2.4%
307	Alpha & Omega Semiconductor Ltd.*	16,778
8,342	Amkor Technology, Inc.	181,188
520	Axcelis Technologies, Inc.*	39,276
3,907	Kulicke & Soffa Industries, Inc.	218,870
8,806	Magnachip Semiconductor Corp.*	148,909
5,202	Photronics, Inc.*	88,278
		693,299
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Software & Services - 2.0%
3,557	A10 Networks, Inc.	$ 49,620
3,364	CSG Systems International, Inc.	213,849
747	Evertec, Inc.	30,575
3,344	Hackett Group, Inc.	77,113
16,729	Information Services Group, Inc.	113,925
745	TTEC Holdings, Inc.	61,477
1,848	Xperi Holding Corp.	32,007
		578,566
	Technology Hardware & Equipment - 6.3%
4,982	Aviat Networks, Inc.*	153,296
2,682	Avnet, Inc.	108,862
146	Belden, Inc.	8,088
10,323	Daktronics, Inc.*	39,640
2,905	ePlus, Inc.*	162,854
1,617	Insight Enterprises, Inc.*	173,537
259	Kimball Electronics, Inc.*	5,177
3,274	Methode Electronics, Inc.	141,601
2,393	NETGEAR, Inc.*	59,059
913	OSI Systems, Inc.*	77,715
395	PC Connection, Inc.	20,694
1,317	Plexus Corp.*	107,744
5,356	Richardson Electronics Ltd.	66,629
4,092	Sanmina Corp.*	165,399
3,707	Super Micro Computer, Inc.*	141,126
2,735	Turtle Beach Corp.*	58,228
8,100	Vishay Intertechnology, Inc.	158,760
493	Vishay Precision Group, Inc.*	15,850
7,766	Xerox Holdings Corp.	156,640
		1,820,899
	Telecommunication Services - 2.2%
3,444	EchoStar Corp. Class A*	83,827
5,040	IDT Corp. Class B*	171,813
14,136	Telephone & Data Systems, Inc.	266,888
3,386	United States Cellular Corp.*	102,359
		624,887
	Transportation - 4.1%
1,189	ArcBest Corp.	95,714
353	Atlas Air Worldwide Holdings, Inc.*	30,489
729	Eagle Bulk Shipping, Inc.	49,652
1,715	Hub Group, Inc. Class A*	132,415
2,716	Marten Transport Ltd.	48,236
1,702	Matson, Inc.	205,295
8,948	Radiant Logistics, Inc.*	56,999
2,299	Ryder System, Inc.	182,380
9,430	Schneider National, Inc. Class B	240,465
3,293	Werner Enterprises, Inc.	135,013
		1,176,658
	Utilities - 0.6%
676	Avista Corp.	30,521
207	Chesapeake Utilities Corp.	28,516
235	MGE Energy, Inc.	18,751
116	Northwest Natural Holding Co.	6,000
816	Otter Tail Corp.	51,000
979	Unitil Corp.	48,832
		183,620
	Total Common Stocks (cost $29,660,302)	$ 28,602,236

The accompanying notes are an integral part of these financial statements.
31

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
15,198	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(2)		$ 34,848
1,817	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(2)		4,165
	Total Short-Term Investments (cost $39,013)		$ 39,013
	Total Investments (cost $29,699,315)	99.4%	$ 28,641,249
	Other Assets and Liabilities	0.6%	177,427
	Total Net Assets	100.0%	$ 28,818,676
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	2	06/17/2022	$ 206,640	$ 5,571
Total futures contracts				$ 5,571
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
32

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 165,140	$ 165,140	$ —	$ —
Banks	2,559,632	2,559,632	—	—
Capital Goods	2,245,482	2,245,482	—	—
Commercial & Professional Services	1,231,954	1,231,954	—	—
Consumer Durables & Apparel	1,343,569	1,343,569	—	—
Consumer Services	190,451	190,451	—	—
Diversified Financials	728,313	728,313	—	—
Energy	740,192	740,192	—	—
Food & Staples Retailing	1,181,027	1,181,027	—	—
Food, Beverage & Tobacco	605,110	605,110	—	—
Health Care Equipment & Services	2,967,792	2,967,792	—	—
Household & Personal Products	163,608	163,608	—	—
Insurance	1,563,111	1,563,111	—	—
Materials	1,026,014	1,026,014	—	—
Media & Entertainment	722,070	722,070	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,233,990	2,233,990	—	—
Real Estate	1,629,128	1,629,128	—	—
Retailing	2,227,724	2,227,724	—	—
Semiconductors & Semiconductor Equipment	693,299	693,299	—	—
Software & Services	578,566	578,566	—	—
Technology Hardware & Equipment	1,820,899	1,820,899	—	—
Telecommunication Services	624,887	624,887	—	—
Transportation	1,176,658	1,176,658	—	—
Utilities	183,620	183,620	—	—
Short-Term Investments	39,013	39,013	—	—
Futures Contracts(2)	5,571	5,571	—	—
Total	$ 28,646,820	$ 28,646,820	$ —	$ —

(1)	For the six-month period ended March 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
33

Hartford Multifactor US Equity ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.2%
2,240	Ford Motor Co.	$ 37,878
17,211	Gentex Corp.	502,045
		539,923
	Banks - 2.9%
43,247	Bank of America Corp.	1,782,641
747	Citigroup, Inc.	39,890
19,913	JP Morgan Chase & Co.	2,714,540
1,388	M&T Bank Corp.	235,266
42,210	New York Community Bancorp, Inc.	452,491
33,172	People's United Financial, Inc.	663,108
2,256	PNC Financial Services Group, Inc.	416,119
7,155	SouthState Corp.	583,777
1,414	U.S. Bancorp	75,154
7,216	UMB Financial Corp.	701,107
5,229	Umpqua Holdings Corp.	98,619
8,722	United Bankshares, Inc.	304,223
12,821	Wells Fargo & Co.	621,306
10,882	Zions Bancorp NA	713,424
		9,401,665
	Capital Goods - 5.1%
5,284	3M Co.	786,682
9,829	A.O. Smith Corp.	627,975
6,228	Carrier Global Corp.	285,678
3,208	Cummins, Inc.	657,993
24,535	Fastenal Co.	1,457,379
2,474	General Dynamics Corp.	596,679
1,499	Graco, Inc.	104,510
2,005	Huntington Ingalls Industries, Inc.	399,877
2,457	Illinois Tool Works, Inc.	514,496
2,837	Johnson Controls International plc	186,022
2,433	L3Harris Technologies, Inc.	604,528
734	Lennox International, Inc.	189,269
2,930	Lockheed Martin Corp.	1,293,302
8,749	Masco Corp.	446,199
4,742	Northrop Grumman Corp.	2,120,717
12,484	Otis Worldwide Corp.	960,644
4,925	PACCAR, Inc.	433,745
2,574	Simpson Manufacturing Co., Inc.	280,669
2,023	Snap-on, Inc.	415,686
1,239	Toro Co.	105,922
11,523	UFP Industries, Inc.	889,115
4,760	Watsco, Inc.	1,450,086
4,922	Watts Water Technologies, Inc. Class A	687,062
2,077	WW Grainger, Inc.	1,071,296
		16,565,531
	Commercial & Professional Services - 2.4%
13,012	Booz Allen Hamilton Holding Corp. Class A	1,142,974
263	Equifax, Inc.	62,357
8,594	FTI Consulting, Inc.*	1,351,149
3,433	Jacobs Engineering Group, Inc.	473,102
4,615	ManpowerGroup, Inc.	433,441
8,434	Republic Services, Inc. Class A	1,117,505
4,368	Robert Half International, Inc.	498,738
7,791	Rollins, Inc.	273,074
2,652	Verisk Analytics, Inc. Class A	569,199
4,391	Waste Connections, Inc.	613,423
8,171	Waste Management, Inc.	1,295,103
		7,830,065
	Consumer Durables & Apparel - 0.9%
5,139	D.R. Horton, Inc.	382,907
3,393	Garmin Ltd.	402,444
5,374	NIKE, Inc. Class B	723,126
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Durables & Apparel - 0.9% - (continued)
23	NVR, Inc.*	$ 102,747
4,744	Ralph Lauren Corp. Class A	538,159
4,514	Whirlpool Corp.	779,929
		2,929,312
	Consumer Services - 1.8%
4,466	Domino's Pizza, Inc.	1,817,707
61,067	H&R Block, Inc.	1,590,185
2,924	McDonald's Corp.	723,047
2,852	Papa John's International, Inc.	300,258
9,171	Service Corp. International/US	603,635
1,771	Starbucks Corp.	161,108
5,559	Yum! Brands, Inc.	658,908
		5,854,848
	Diversified Financials - 2.1%
12,540	Bank of New York Mellon Corp.	622,360
9,435	Berkshire Hathaway, Inc. Class B*	3,329,706
1,977	Cboe Global Markets, Inc.	226,208
7,722	Franklin Resources, Inc.	215,598
8,990	Houlihan Lokey, Inc. Class A	789,322
2,933	Interactive Brokers Group, Inc. Class A	193,314
1,944	Intercontinental Exchange, Inc.	256,841
6,914	Jefferies Financial Group, Inc.	227,125
385	Nasdaq, Inc.	68,607
4,928	Raymond James Financial, Inc.	541,637
6,396	Voya Financial, Inc.	424,375
		6,895,093
	Energy - 1.5%
14,190	Chevron Corp.	2,310,558
41,357	Coterra Energy, Inc.	1,115,398
16,775	Exxon Mobil Corp.	1,385,447
		4,811,403
	Food & Staples Retailing - 2.7%
17,136	BJ's Wholesale Club Holdings, Inc.*	1,158,565
739	Casey's General Stores, Inc.	146,448
5,854	Costco Wholesale Corp.	3,371,026
42,882	Kroger Co.	2,460,140
9,863	Walgreens Boots Alliance, Inc.	441,566
7,664	Walmart, Inc.	1,141,323
		8,719,068
	Food, Beverage & Tobacco - 3.4%
2,454	Altria Group, Inc.	128,221
5,310	Archer-Daniels-Midland Co.	479,281
5,162	Bunge Ltd.	572,001
10,705	Campbell Soup Co.	477,122
25,580	Coca-Cola Co.	1,585,960
5,933	Conagra Brands, Inc.	199,171
45,313	Flowers Foods, Inc.	1,164,997
12,751	General Mills, Inc.	863,498
2,728	Hershey Co.	590,967
1,686	Hormel Foods Corp.	86,896
4,579	JM Smucker Co.	620,042
13,358	Kellogg Co.	861,457
15,504	PepsiCo., Inc.	2,595,060
2,698	Philip Morris International, Inc.	253,450
6,866	Tyson Foods, Inc. Class A	615,400
		11,093,523
	Health Care Equipment & Services - 6.6%
25,208	Abbott Laboratories	2,983,619
10,748	AmerisourceBergen Corp. Class A	1,662,823
10,962	AMN Healthcare Services, Inc.*	1,143,665
2,299	Anthem, Inc.	1,129,315

The accompanying notes are an integral part of these financial statements.
34

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 6.6% - (continued)
12,443	Baxter International, Inc.	$ 964,830
3,114	Becton Dickinson and Co.	828,324
14,429	Cardinal Health, Inc.	818,124
940	Chemed Corp.	476,157
1,067	Cigna Corp.	255,664
605	Cooper Cos., Inc.	252,642
17,319	CVS Health Corp.	1,752,856
3,890	Henry Schein, Inc.*	339,169
3,457	Hologic, Inc.*	265,567
1,386	Humana, Inc.	603,146
1,029	Laboratory Corp. of America Holdings*	271,306
388	Masimo Corp.*	56,470
1,495	McKesson Corp.	457,664
320	Molina Healthcare, Inc.*	106,749
39,780	Premier, Inc. Class A	1,415,770
16,199	Quest Diagnostics, Inc.	2,216,995
2,147	ResMed, Inc.	520,669
5,731	UnitedHealth Group, Inc.	2,922,638
		21,444,162
	Household & Personal Products - 1.7%
5,363	Church & Dwight Co., Inc.	532,975
5,212	Clorox Co.	724,624
8,680	Colgate-Palmolive Co.	658,205
6,157	Kimberly-Clark Corp.	758,296
17,359	Procter & Gamble Co.	2,652,455
		5,326,555
	Insurance - 4.5%
931	Aflac, Inc.	59,947
10,366	Allstate Corp.	1,435,795
3,906	American International Group, Inc.	245,180
2,978	Arch Capital Group Ltd.*	144,195
974	Arthur J Gallagher & Co.	170,060
348	Assurant, Inc.	63,277
18,738	Axis Capital Holdings Ltd.	1,133,087
3,832	Chubb Ltd.	819,665
5,742	Cincinnati Financial Corp.	780,682
2,927	Everest Re Group Ltd.	882,139
14,444	Fidelity National Financial, Inc.	705,445
9,355	First American Financial Corp.	606,391
2,209	Hanover Insurance Group, Inc.	330,290
1,501	Loews Corp.	97,295
350	Markel Corp.*	516,334
1,846	Marsh & McLennan Cos., Inc.	314,595
12,735	MetLife, Inc.	895,016
44,952	Old Republic International Corp.	1,162,908
3,114	Principal Financial Group, Inc.	228,599
9,225	Progressive Corp.	1,051,558
10,618	Prudential Financial, Inc.	1,254,729
4,406	Selective Insurance Group, Inc.	393,720
4,191	Travelers Cos., Inc.	765,821
2,488	Willis Towers Watson plc	587,715
		14,644,443
	Materials - 2.9%
1,067	Air Products and Chemicals, Inc.	266,654
34,699	Amcor plc	393,140
1,844	AptarGroup, Inc.	216,670
2,196	Avery Dennison Corp.	382,038
530	Balchem Corp.	72,451
2,002	Ball Corp.	180,180
12,140	Commercial Metals Co.	505,267
10,769	Huntsman Corp.	403,945
10,837	International Paper Co.	500,128
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Materials - 2.9% - (continued)
3,229	Louisiana-Pacific Corp.	$ 200,585
13,059	Newmont Corp.	1,037,538
10,030	Nucor Corp.	1,490,959
4,278	Packaging Corp. of America	667,839
7,158	Reliance Steel & Aluminum Co.	1,312,419
6,685	RPM International, Inc.	544,426
2,467	Sherwin-Williams Co.	615,813
8,238	Steel Dynamics, Inc.	687,296
		9,477,348
	Media & Entertainment - 5.3%
10,158	Activision Blizzard, Inc.	813,757
1,070	Alphabet, Inc. Class A*	2,976,044
245	Charter Communications, Inc. Class A*	133,652
53,607	Comcast Corp. Class A	2,509,880
4,384	Electronic Arts, Inc.	554,620
18,786	Fox Corp. Class A	741,108
9,931	IAC/InterActiveCorp *	995,881
4,150	Interpublic Group of Cos., Inc.	147,118
12,053	Meta Platforms, Inc. Class A*	2,680,105
902	Netflix, Inc.*	337,880
6,381	New York Times Co. Class A	292,505
18,386	News Corp. Class A	407,250
13,947	Omnicom Group, Inc.	1,183,821
9,941	Sirius XM Holdings, Inc.(1)	65,809
7,101	Take-Two Interactive Software, Inc.*	1,091,708
61,999	TEGNA, Inc.	1,388,778
5,524	Walt Disney Co.*	757,672
		17,077,588
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
19,015	AbbVie, Inc.	3,082,522
4,801	Amgen, Inc.	1,160,978
7,606	Bristol-Myers Squibb Co.	555,466
1,706	Danaher Corp.	500,421
5,155	Eli Lilly & Co.	1,476,237
41,503	Gilead Sciences, Inc.	2,467,353
20,596	Johnson & Johnson	3,650,229
14,529	Merck & Co., Inc.	1,192,105
236	Mettler-Toledo International, Inc.*	324,073
1,269	PerkinElmer, Inc.	221,390
81,706	Pfizer, Inc.	4,229,920
3,007	Regeneron Pharmaceuticals, Inc.*	2,100,149
5,156	Thermo Fisher Scientific, Inc.	3,045,391
3,600	United Therapeutics Corp.*	645,876
2,897	Vertex Pharmaceuticals, Inc.*	756,030
1,092	Waters Corp.*	338,946
1,958	West Pharmaceutical Services, Inc.	804,170
2,478	Zoetis, Inc.	467,326
		27,018,582
	Real Estate - 3.8%
4,016	Alexandria Real Estate Equities, Inc. REIT	808,220
1,191	American Homes 4 Rent Class A, REIT	47,676
1,511	American Tower Corp. REIT	379,593
992	AvalonBay Communities, Inc. REIT	246,383
765	Camden Property Trust REIT	127,143
3,412	Crown Castle International Corp. REIT	629,855
9,974	CubeSmart REIT	518,947
8,674	Digital Realty Trust, Inc. REIT	1,229,973
15,840	Duke Realty Corp. REIT	919,670
641	Equinix, Inc. REIT	475,378
4,315	Equity Residential REIT	388,005
5,788	Extra Space Storage, Inc. REIT	1,190,013
14,594	Iron Mountain, Inc. REIT	808,654

The accompanying notes are an integral part of these financial statements.
35

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Real Estate - 3.8% - (continued)
2,564	Kilroy Realty Corp. REIT	$ 195,941
4,869	Life Storage, Inc. REIT	683,754
64,225	LXP Industrial Trust REIT	1,008,333
1,743	Mid-America Apartment Communities, Inc. REIT	365,071
2,425	National Storage Affiliates Trust REIT	152,193
1,116	Prologis, Inc. REIT	180,212
3,764	Public Storage REIT	1,469,014
1,470	Rexford Industrial Realty, Inc. REIT	109,647
774	SBA Communications Corp. REIT	266,333
4,150	STAG Industrial, Inc. REIT	171,603
1,031	Terreno Realty Corp. REIT	76,346
		12,447,957
	Retailing - 7.7%
3,345	Advance Auto Parts, Inc.	692,281
830	Amazon.com, Inc.*	2,705,758
710	AutoZone, Inc.*	1,451,652
14,799	Best Buy Co., Inc.	1,345,229
1,725	Dick's Sporting Goods, Inc.	172,534
9,371	Dollar General Corp.	2,086,266
7,284	Dollar Tree, Inc.*	1,166,533
17,080	eBay, Inc.	978,001
4,300	Foot Locker, Inc.	127,538
9,276	Genuine Parts Co.	1,168,961
10,540	Home Depot, Inc.	3,154,938
3,457	Lowe's Cos., Inc.	698,971
12,130	Murphy USA, Inc.	2,425,515
2,014	O'Reilly Automotive, Inc.*	1,379,509
3,255	Pool Corp.	1,376,377
9,648	Target Corp.	2,047,499
3,645	TJX Cos., Inc.	220,814
8,142	Tractor Supply Co.	1,900,099
411	Williams-Sonoma, Inc.	59,595
		25,158,070
	Semiconductors & Semiconductor Equipment - 3.8%
4,044	Advanced Micro Devices, Inc.*	442,171
2,731	Applied Materials, Inc.	359,946
3,990	Broadcom, Inc.	2,512,423
1,025	Diodes, Inc.*	89,165
1,340	Entegris, Inc.	175,888
34,062	Intel Corp.	1,688,113
2,376	KLA Corp.	869,759
699	Lam Research Corp.	375,789
4,119	Micron Technology, Inc.	320,829
725	Monolithic Power Systems, Inc.	352,118
7,421	NVIDIA Corp.	2,024,894
768	Power Integrations, Inc.	71,178
4,933	QUALCOMM, Inc.	753,861
6,938	Teradyne, Inc.	820,280
7,834	Texas Instruments, Inc.	1,437,382
		12,293,796
	Software & Services - 13.6%
11,207	Accenture plc Class A	3,779,337
5,704	Adobe, Inc.*	2,598,857
14,271	Akamai Technologies, Inc.*	1,703,815
155	ANSYS, Inc.*	49,236
2,435	Aspen Technology, Inc.*	402,676
5,071	Automatic Data Processing, Inc.	1,153,855
1,052	Black Knight, Inc.*	61,005
9,687	Broadridge Financial Solutions, Inc.	1,508,363
3,688	Cadence Design Systems, Inc.*	606,529
13,837	Citrix Systems, Inc.	1,396,153
13,451	Cognizant Technology Solutions Corp. Class A	1,206,151
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 13.6% - (continued)
6,149	Concentrix Corp.	$ 1,024,177
15,027	Dolby Laboratories, Inc. Class A	1,175,412
16,315	Dropbox, Inc. Class A*	379,324
1,010	EPAM Systems, Inc.*	299,576
1,560	ExlService Holdings, Inc.*	223,501
1,165	Fortinet, Inc.*	398,127
1,540	Gartner, Inc.*	458,088
12,759	International Business Machines Corp.	1,658,925
2,723	Intuit, Inc.	1,309,327
8,139	Jack Henry & Associates, Inc.	1,603,790
4,516	Mastercard, Inc. Class A	1,613,928
16,693	MAXIMUS, Inc.	1,251,140
12,175	Microsoft Corp.	3,753,674
6,284	Mimecast Ltd.*	499,955
48,769	Nortonlifelock, Inc.	1,293,354
27,532	Oracle Corp.	2,277,722
76	Palo Alto Networks, Inc.*	47,311
12,542	Paychex, Inc.	1,711,607
3,474	Qualys, Inc.*	494,732
7,880	salesforce.com, Inc.*	1,673,082
539	ServiceNow, Inc.*	300,164
1,481	Synopsys, Inc.*	493,573
869	Tyler Technologies, Inc.*	386,609
6,669	VeriSign, Inc.*	1,483,586
8,939	Visa, Inc. Class A	1,982,402
2,611	VMware, Inc. Class A	297,315
92,615	Western Union Co.	1,735,605
		44,291,983
	Technology Hardware & Equipment - 9.0%
7,990	Amphenol Corp. Class A	602,047
20,318	Apple, Inc.	3,547,726
2,937	Arista Networks, Inc.*	408,184
5,196	Arrow Electronics, Inc.*	616,402
6,060	CDW Corp.	1,084,073
9,172	Ciena Corp.*	556,098
69,249	Cisco Systems, Inc.	3,861,324
20,381	Corning, Inc.	752,263
30,838	Dell Technologies, Inc. Class C*	1,547,759
1,071	F5, Inc.*	223,785
3,944	Fabrinet *	414,633
99,339	Hewlett Packard Enterprise Co.	1,659,955
73,995	HP, Inc.	2,686,019
11,866	Jabil, Inc.	732,488
38,938	Juniper Networks, Inc.	1,446,936
8,384	Keysight Technologies, Inc.*	1,324,421
8,170	Motorola Solutions, Inc.	1,978,774
19,773	NetApp, Inc.	1,641,159
23,327	Seagate Technology Holdings plc	2,097,097
2,890	TE Connectivity Ltd.	378,532
51,223	Vontier Corp.	1,300,552
956	Zebra Technologies Corp. Class A*	395,497
		29,255,724
	Telecommunication Services - 2.0%
36,905	AT&T, Inc.	872,065
40,870	Liberty Global plc Class C*	1,058,942
10,577	Lumen Technologies, Inc.	119,203
3,258	T-Mobile U.S., Inc.*	418,164
80,789	Verizon Communications, Inc.	4,115,392
		6,583,766
	Transportation - 2.9%
1,469	AMERCO	876,905
17,513	CH Robinson Worldwide, Inc.	1,886,325

The accompanying notes are an integral part of these financial statements.
36

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Transportation - 2.9% - (continued)
13,741	Expeditors International of Washington, Inc.	$ 1,417,522
1,219	FedEx Corp.	282,064
4,259	J.B. Hunt Transport Services, Inc.	855,165
16,705	Knight-Swift Transportation Holdings, Inc.	842,934
9,846	Landstar System, Inc.	1,485,072
1,431	Old Dominion Freight Line, Inc.	427,411
6,061	United Parcel Service, Inc. Class B	1,299,842
		9,373,240
	Utilities - 4.7%
5,261	Alliant Energy Corp.	328,707
8,451	Ameren Corp.	792,366
7,088	American Electric Power Co., Inc.	707,170
866	American Water Works Co., Inc.	143,349
3,508	Atmos Energy Corp.	419,171
13,386	CMS Energy Corp.	936,217
15,509	Consolidated Edison, Inc.	1,468,392
6,302	Dominion Energy, Inc.	535,481
3,892	Duke Energy Corp.	434,581
7,007	Edison International	491,191
1,445	Entergy Corp.	168,704
4,255	Evergy, Inc.	290,787
3,634	Eversource Energy	320,482
15,617	Exelon Corp.	743,838
10,930	FirstEnergy Corp.	501,250
16,896	Hawaiian Electric Industries, Inc.	714,870
4,628	IDACORP, Inc.	533,886
18,185	National Fuel Gas Co.	1,249,309
9,961	NiSource, Inc.	316,760
13,654	NRG Energy, Inc.	523,767
10,102	OGE Energy Corp.	411,959
15,621	Portland General Electric Co.	861,498
1,625	PPL Corp.	46,410
7,449	Southern Co.	540,127
3,168	Southwest Gas Holdings, Inc.*	248,023
8,595	UGI Corp.	311,311
7,831	WEC Energy Group, Inc.	781,612
7,383	Xcel Energy, Inc.	532,831
		15,354,049
	Total Common Stocks (cost $291,138,107)	$ 324,387,694
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
54,406	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(2)		$ 54,406
6,503	Invesco Government & Agency Portfolio, Institutional Class, 0.26%(2)		6,503
	Total Short-Term Investments (cost $60,909)		$ 60,909
	Total Investments (cost $291,199,016)	99.8%	$ 324,448,603
	Other Assets and Liabilities	0.2%	695,236
	Total Net Assets	100.0%	$ 325,143,839
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	06/17/2022	$ 679,613	$ 44,680
Total futures contracts				$ 44,680
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
37

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
March 31, 2022 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 539,923	$ 539,923	$ —	$ —
Banks	9,401,665	9,401,665	—	—
Capital Goods	16,565,531	16,565,531	—	—
Commercial & Professional Services	7,830,065	7,830,065	—	—
Consumer Durables & Apparel	2,929,312	2,929,312	—	—
Consumer Services	5,854,848	5,854,848	—	—
Diversified Financials	6,895,093	6,895,093	—	—
Energy	4,811,403	4,811,403	—	—
Food & Staples Retailing	8,719,068	8,719,068	—	—
Food, Beverage & Tobacco	11,093,523	11,093,523	—	—
Health Care Equipment & Services	21,444,162	21,444,162	—	—
Household & Personal Products	5,326,555	5,326,555	—	—
Insurance	14,644,443	14,644,443	—	—
Materials	9,477,348	9,477,348	—	—
Media & Entertainment	17,077,588	17,077,588	—	—
Pharmaceuticals, Biotechnology & Life Sciences	27,018,582	27,018,582	—	—
Real Estate	12,447,957	12,447,957	—	—
Retailing	25,158,070	25,158,070	—	—
Semiconductors & Semiconductor Equipment	12,293,796	12,293,796	—	—
Software & Services	44,291,983	44,291,983	—	—
Technology Hardware & Equipment	29,255,724	29,255,724	—	—
Telecommunication Services	6,583,766	6,583,766	—	—
Transportation	9,373,240	9,373,240	—	—
Utilities	15,354,049	15,354,049	—	—
Short-Term Investments	60,909	60,909	—	—
Futures Contracts(2)	44,680	44,680	—	—
Total	$ 324,493,283	$ 324,493,283	$ —	$ —

(1)	For the six-month period ended March 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
38

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
39

Hartford Multifactor ETFs
 Statements of Assets and Liabilities
March 31, 2022 (Unaudited)

	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$ 25,100,825	$ 1,746,196,373	$ 5,687,879	$ 42,020,114	$ 28,641,249	$ 324,448,603
Cash	7,175	516,677	5,964	67,354	159,319	392,112
Cash collateral due from broker on futures contracts	—	1,035,000	—	29,000	41,000	86,000
Cash collateral held for securities on loan	3,956	2,694,774	2,805	—	2,053	3,206
Foreign currency	—	5,572,163	3,561	25,931	2	—
Receivables:
Investment securities sold	—	6,217,242	—	—	—	—
Dividends and interest	21,052	10,635,583	29,762	176,989	24,672	341,514
Securities lending income	85	28,096	14	24	28	100
Tax reclaims	—	4,421,929	6,052	6,450	1,947	—
Total assets	25,133,093	1,777,317,837	5,736,037	42,325,862	28,870,270	325,271,535
Liabilities:
Obligation to return securities lending collateral	79,119	53,895,480	56,094	—	41,066	64,115
Payables:
Investment securities purchased	—	6,129,611	—	—	—	—
Investment management fees	9,303	414,674	1,357	15,454	8,343	53,809
Variation margin on futures contracts	—	285,708	—	4,274	2,185	9,772
Foreign taxes	—	—	—	20,301	—	—
Total liabilities	88,422	60,725,473	57,451	40,029	51,594	127,696
Net assets	$ 25,044,671	$ 1,716,592,364	$ 5,678,586	$ 42,285,833	$ 28,818,676	$ 325,143,839
Summary of Net Assets:
Paid-in-capital	$ 25,737,526	$ 1,831,567,501	$ 5,628,835	$ 55,042,281	$ 32,411,952	$ 303,136,747
Distributable earnings (loss)	(692,855)	(114,975,137)	49,751	(12,756,448)	(3,593,276)	22,007,092
Net assets	25,044,671	1,716,592,364	5,678,586	42,285,833	28,818,676	325,143,839
Net asset value per share	26.36	29.34	28.39	23.49	38.42	42.09
Shares issued and outstanding	950,000	58,500,000	200,000	1,800,000	750,000	7,725,000
Cost of investments	$ 24,775,811	$ 1,601,851,228	$ 5,149,923	$ 40,002,869	$ 29,699,315	$ 291,199,016
Cost of foreign currency	$ —	$ 5,549,065	$ 3,550	$ 25,747	$ 2	$ —
(1) Includes Investment in securities on loan, at market value	$ 76,838	$ 65,214,002	$ 117,031	$ 116,184	$ 39,727	$ 62,261
The accompanying notes are an integral part of these financial statements.
40

Hartford Multifactor ETFs
 Statements of Operations
For the Six-Month Ended March 31, 2022 (Unaudited)

	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$ 240,040	$ 30,038,740	$ 97,633	$ 523,788	$ 428,224	$ 3,690,542
Non-cash dividends	—	—	19,654	160,290	—	—
Interest	18	—	—	316	57	511
Securities lending	1,127	132,905	1,851	4,510	1,257	4,584
Less: Foreign tax withheld	(91)	(3,035,813)	(9,174)	(51,210)	(215)	(340)
Total investment income, net	241,094	27,135,832	109,964	637,694	429,323	3,695,297
Expenses:
Investment management fees	56,330	2,658,878	8,208	91,196	48,732	357,620
Total expenses	56,330	2,658,878	8,208	91,196	48,732	357,620
Net Investment Income (Loss)	184,764	24,476,954	101,756	546,498	380,591	3,337,677
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(550,994)	22,621,306 (1)	(31,249)	(1,255,505)	777,197 (1)	20,509,964 (1)
Futures contracts	—	(1,508,334)	—	(36,370)	(20,329)	76,244
Other foreign currency transactions	—	(386,154)	(246)	(38,061)	33	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(550,994)	20,726,818	(31,495)	(1,329,936)	756,901	20,586,208
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments *	605,478	(55,428,088)	122,275	(27,522)	(1,148,938)	820,582
Futures contracts	—	741,734	—	21,258	6,663	96,837
Translation of other assets and liabilities in foreign currencies	—	353,348	347	761	(65)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	605,478	(54,333,006)	122,622	(5,503)	(1,142,340)	917,419
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	54,484	(33,606,188)	91,127	(1,335,439)	(385,439)	21,503,627
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 239,248	$ (9,129,234)	$ 192,883	$ (788,941)	$ (4,848)	$ 24,841,304
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ —	$ —	$ (20,301)	$ —	$ —

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
41

Hartford Multifactor ETFs
 Statements of Changes in Net Assets
For the Six-Month Ended March 31, 2022 (Unaudited)

	Hartford Longevity Economy ETF		Hartford Multifactor Developed Markets (ex-US) ETF
	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Period Ended September 30, 2021(1)	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income (loss)	$ 184,764	$ 101,110	$ 24,476,954	$ 67,566,115
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(550,994)	215,074	20,726,818	134,183,930
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	605,478	(280,464)	(54,333,006)	178,795,137
Net Increase (Decrease) in Net Assets Resulting from Operations	239,248	35,720	(9,129,234)	380,545,182
Distributions to Shareholders	(195,520)	(73,437)	(45,423,256)	(66,581,005)
Fund Share Transactions:
Sold	—	29,116,378	7,536,826	39,421,674
Redeemed	—	(4,077,718)	(182,316,776)	(408,608,631)
Net increase (decrease) from capital share transactions	—	25,038,660	(174,779,950)	(369,186,957)
Net Increase (Decrease) in Net Assets	43,728	25,000,943	(229,332,440)	(55,222,780)
Net Assets:
Beginning of period	25,000,943	—	1,945,924,804	2,001,147,584
End of period	$ 25,044,671	$ 25,000,943	$ 1,716,592,364	$ 1,945,924,804

(1)	Commenced operations on March 16, 2021.
The accompanying notes are an integral part of these financial statements.
42

Hartford Multifactor ETFs
 Statements of Changes in Net Assets – (continued)
For the Six-Month Ended March 31, 2022 (Unaudited)

	Hartford Multifactor Diversified International ETF		Hartford Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income (loss)	$ 101,756	$ 226,346	$ 546,498	$ 1,245,735
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(31,495)	510,379	(1,329,936)	7,858,670
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	122,622	440,577	(5,503)	2,518,212
Net Increase (Decrease) in Net Assets Resulting from Operations	192,883	1,177,302	(788,941)	11,622,617
Distributions to Shareholders	(221,034)	(198,992)	(1,196,016)	(1,364,480)
Fund Share Transactions:
Sold	—	—	2,355,605	—
Redeemed	—	—	—	(11,443,163)
Other Capital	—	—	2,357	11,522
Net increase (decrease) from capital share transactions	—	—	2,357,962	(11,431,641)
Net Increase (Decrease) in Net Assets	(28,151)	978,310	373,005	(1,173,504)
Net Assets:
Beginning of period	5,706,737	4,728,427	41,912,828	43,086,332
End of period	$ 5,678,586	$ 5,706,737	$ 42,285,833	$ 41,912,828
The accompanying notes are an integral part of these financial statements.
43

Hartford Multifactor ETFs
 Statements of Changes in Net Assets – (continued)
For the Six-Month Ended March 31, 2022 (Unaudited)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six-Month Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Operations:
Net investment income (loss)	$ 380,591	$ 208,607	$ 3,337,677	$ 5,051,123
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	756,901	2,186,552	20,586,208	46,151,309
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,142,340)	707,235	917,419	21,944,816
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,848)	3,102,394	24,841,304	73,147,248
Distributions to Shareholders	(414,910)	(202,752)	(3,227,772)	(5,642,254)
Fund Share Transactions:
Sold	12,478,155	21,056,818	16,699,027	245,723,876
Redeemed	(8,011,474)	(6,907,604)	(99,128,910)	(172,629,516)
Net increase (decrease) from capital share transactions	4,466,681	14,149,214	(82,429,883)	73,094,360
Net Increase (Decrease) in Net Assets	4,046,923	17,048,856	(60,816,351)	140,599,354
Net Assets:
Beginning of period	24,771,753	7,722,897	385,960,190	245,360,836
End of period	$ 28,818,676	$ 24,771,753	$ 325,143,839	$ 385,960,190
The accompanying notes are an integral part of these financial statements.
44

Hartford Multifactor ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Longevity Economy ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 26.32	$ 0.19	$ 0.06	$ 0.25	$ —	$ (0.21)	$ (0.21)	$ 26.36	0.91% (5)	$ 25,045	0.44% (6)	0.44% (6)	1.44% (6)	32%
For the Period Ended September 30, 2021(7)
$ 25.00	$ 0.18	$ 1.22	$ 1.40	$ —	$ (0.08)	$ (0.08)	$ 26.32	5.58% (5)	$ 25,001	0.44% (6)	0.44% (6)	1.23% (6)	70% (8)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 30.26	$ 0.40	$ (0.59)	$ (0.19)	$ —	$ (0.73)	$ (0.73)	$ 29.34	(0.65)% (5)	$ 1,716,592	0.29% (6)	0.29% (6)	2.67% (6)	16%
For the Year Ended September 30, 2021
$ 25.89	$ 0.99	$ 4.37	$ 5.36	$ —	$ (0.99)	$ (0.99)	$ 30.26	20.81%	$ 1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$ 27.76	$ 0.68	$ (1.79)	$ (1.11)	$ —	$ (0.76)	$ (0.76)	$ 25.89	(4.04)%	$ 2,001,148	0.29%	0.29%	2.60%	57%
For the Year Ended September 30, 2019
$ 28.97	$ 0.98	$ (1.51)	$ (0.53)	$ —	$ (0.68)	$ (0.68)	$ 27.76	(1.78)%	$ 2,335,688	0.29%	0.29%	3.56%	63%
For the Year Ended September 30, 2018
$ 28.24	$ 0.91	$ 0.45(9)	$ 1.36	$ 0.00 (10)	$ (0.63)	$ (0.63)	$ 28.97	4.85%	$ 811,066	0.31%	0.31%	3.17%	47%
For the Year Ended September 30, 2017
$ 24.60	$ 0.82	$ 3.55	$ 4.37	$ —	$ (0.73)	$ (0.73)	$ 28.24	18.18%	$ 131,327	0.42%	0.40%	3.13%	46%
Hartford Multifactor Diversified International ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 28.53	$ 0.51	$ 0.46	$ 0.97	$ —	$ (1.11)	$ (1.11)	$ 28.39	3.46% (5)	$ 5,679	0.29% (6)	0.29% (6)	3.60% (6)	25%
For the Year Ended September 30, 2021
$ 23.64	$ 1.13	$ 4.75	$ 5.88	$ —	$ (0.99)	$ (0.99)	$ 28.53	25.06%	$ 5,707	0.29%	0.29%	4.09%	89%
For the Year Ended September 30, 2020
$ 26.84	$ 0.75	$ (3.13)	$ (2.38)	$ —	$ (0.82)	$ (0.82)	$ 23.64	(9.03)%	$ 4,728	0.29%	0.29%	3.06%	156%
For the Year Ended September 30, 2019
$ 27.35	$ 0.69	$ (0.51)	$ 0.18	$ —	$ (0.69)	$ (0.69)	$ 26.84	0.81%	$ 5,368	0.29%	0.29%	2.64%	38%
For the Year Ended September 30, 2018
$ 26.58	$ 0.65	$ 0.71	$ 1.36	$ —	$ (0.59)	$ (0.59)	$ 27.35	5.16%	$ 5,470	0.33%	0.33%	2.37%	35%
For the Period Ended September 30, 2017(11)
$ 25.02	$ 0.30	$ 1.40	$ 1.70	$ —	$ (0.14)	$ (0.14)	$ 26.58	6.84% (5)	$ 5,317	0.39% (6)	0.39% (6)	3.01% (6)	48%
Hartford Multifactor Emerging Markets ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 24.65	$ 0.32	$ (0.78)	$ (0.46)	$ 0.00 (10)	$ (0.70)	$ (0.70)	$ 23.49	(1.93)% (5)	$ 42,286	0.44% (6)	0.44% (6)	2.64% (6)	30%
For the Year Ended September 30, 2021
$ 19.58	$ 0.69	$ 5.10	$ 5.79	$ 0.01	$ (0.73)	$ (0.73)	$ 24.65	29.81%	$ 41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$ 22.20	$ 0.58	$ (2.37)	$ (1.79)	$ 0.01	$ (0.84)	$ (0.84)	$ 19.58	(8.34)%	$ 43,086	0.44%	0.44%	2.80%	77%
For the Year Ended September 30, 2019
$ 23.24	$ 0.66	$ (1.12)	$ (0.46)	$ 0.03	$ (0.61)	$ (0.61)	$ 22.20	(1.90)%	$ 68,823	0.49%	0.49%	2.89%	78%
For the Year Ended September 30, 2018
$ 24.34	$ 0.60	$ (1.24)	$ (0.64)	$ 0.01	$ (0.47)	$ (0.47)	$ 23.24	(2.64)%	$ 65,080	0.52%	0.52%	2.42%	25%
The accompanying notes are an integral part of these financial statements.
45

Hartford Multifactor ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Emerging Markets ETF – (continued)
For the Year Ended September 30, 2017
$ 21.62	$ 0.49	$ 2.63	$ 3.12	$ —	$ (0.40)	$ (0.40)	$ 24.34	14.63%	$ 46,239	0.62%	0.60%	2.17%	30%
Hartford Multifactor Small Cap ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 38.11	$ 0.52	$ 0.38(9)	$ 0.90	$ —	$ (0.59)	$ (0.59)	$ 38.42	2.31% (5)	$ 28,819	0.34% (6)	0.34% (6)	2.66% (6)	26%
For the Year Ended September 30, 2021
$ 25.74	$ 0.54	$ 12.37	$ 12.91	$ —	$ (0.54)	$ (0.54)	$ 38.11	50.39%	$ 24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$ 28.55	$ 0.41	$ (2.34)	$ (1.93)	$ 0.00 (10)	$ (0.88)	$ (0.88)	$ 25.74	(7.05)%	$ 7,723	0.35%	0.35%	1.52%	158%
For the Year Ended September 30, 2019
$ 31.78	$ 0.81	$ (3.23)	$ (2.42)	$ 0.00 (10)	$ (0.81)	$ (0.81)	$ 28.55	(7.46)%	$ 17,133	0.39%	0.39%	2.80%	50%
For the Year Ended September 30, 2018
$ 30.25	$ 0.72	$ 1.54	$ 2.26	$ 0.00 (10)	$ (0.73)	$ (0.73)	$ 31.78	7.52%	$ 22,243	0.44%	0.44%	2.26%	41%
For the Year Ended September 30, 2017
$ 25.46	$ 0.57	$ 4.79	$ 5.36	$ —	$ (0.57)	$ (0.57)	$ 30.25	21.37%	$ 18,148	0.60%	0.56%	2.08%	48%
Hartford Multifactor US Equity ETF
For the Six-Month Period Ended March 31, 2022 (Unaudited)
$ 39.89	$ 0.37	$ 2.21	$ 2.58	$ —	$ (0.38)	$ (0.38)	$ 42.09	6.45% (5)	$ 325,144	0.19% (6)	0.19% (6)	1.77% (6)	22%
For the Year Ended September 30, 2021
$ 31.76	$ 0.57	$ 8.22	$ 8.79	$ —	$ (0.66)	$ (0.66)	$ 39.89	27.83%	$ 385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$ 32.20	$ 0.70	$ (0.45)	$ 0.25	$ —	$ (0.69)	$ (0.69)	$ 31.76	0.92%	$ 245,361	0.19%	0.19%	2.25%	71%
For the Year Ended September 30, 2019
$ 33.01	$ 0.73	$ (0.89)(9)	$ (0.16)	$ —	$ (0.65)	$ (0.65)	$ 32.20	(0.31)%	$ 307,491	0.19%	0.19%	2.35%	81%
For the Year Ended September 30, 2018
$ 28.77	$ 0.57	$ 4.15	$ 4.72	$ —	$ (0.48)	$ (0.48)	$ 33.01	16.47%	$ 173,304	0.21%	0.21%	1.80%	36%
For the Year Ended September 30, 2017
$ 24.44	$ 0.51	$ 4.30	$ 4.81	$ —	$ (0.48)	$ (0.48)	$ 28.77	19.84%	$ 34,524	0.34%	0.31%	1.92%	36%

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on March 16, 2021.
(8)	Reflects the Fund's portfolio turnover for the period March 16, 2021 through September 30, 2021.
(9)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(10)	Per share amount is less than $0.005.
(11)	Commenced operations on May 10, 2017.
The accompanying notes are an integral part of these financial statements.
46

Hartford Multifactor ETFs
 Notes to Financial Statements
 March 31, 2022  (Unaudited)

1.	Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of six series as of March 31, 2022. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:
Hartford Longevity Economy ETF (the "Longevity Economy ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Diversified International ETF (the "Multifactor Diversified International ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund (‘‘ETF’’) that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Multifactor Diversified International ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees (the "Board") of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior
47

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
48

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

The Board has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Longevity Economy ETF, Multifactor US Equity ETF and Multifactor Small Cap ETF is to pay dividends from net investment income and realized gains, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.
49

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended March 31, 2022, each of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)	Additional Derivative Instrument Information:
Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 243,558	$ —	$ 243,558
Total	$ —	$ —	$ —	$ 243,558	$ —	$ 243,558

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (1,508,334)	$ —	$ (1,508,334)
Total	$ —	$ —	$ —	$ (1,508,334)	$ —	$ (1,508,334)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 741,734	$ —	$ 741,734
Total	$ —	$ —	$ —	$ 741,734	$ —	$ 741,734
For the period ended March 31, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
50

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 10,370	$ —	$ 10,370
Total	$ —	$ —	$ —	$ 10,370	$ —	$ 10,370

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (36,370)	$ —	$ (36,370)
Total	$ —	$ —	$ —	$ (36,370)	$ —	$ (36,370)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 21,258	$ —	$ 21,258
Total	$ —	$ —	$ —	$ 21,258	$ —	$ 21,258
For the period ended March 31, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	4
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 5,571	$ —	$ 5,571
Total	$ —	$ —	$ —	$ 5,571	$ —	$ 5,571

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

51

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

Multifactor Small Cap ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (20,329)	$ —	$ (20,329)
Total	$ —	$ —	$ —	$ (20,329)	$ —	$ (20,329)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 6,663	$ —	$ 6,663
Total	$ —	$ —	$ —	$ 6,663	$ —	$ 6,663
For the period ended March 31, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 44,680	$ —	$ 44,680
Total	$ —	$ —	$ —	$ 44,680	$ —	$ 44,680

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2022:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 76,244	$ —	$ 76,244
Total	$ —	$ —	$ —	$ 76,244	$ —	$ 76,244
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 96,837	$ —	$ 96,837
Total	$ —	$ —	$ —	$ 96,837	$ —	$ 96,837
For the period ended March 31, 2022, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	5
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master
52

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of March 31, 2022:

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 243,558	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	243,558	—
Derivatives not subject to a MNA	(243,558)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 10,370	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,370	—
Derivatives not subject to a MNA	(10,370)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 5,571	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	5,571	—
Derivatives not subject to a MNA	(5,571)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 44,680	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	44,680	—
Derivatives not subject to a MNA	(44,680)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. The Funds' prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
53

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2022. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
54

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

At September 30, 2021 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Longevity Economy ETF	$ 411,394	$ —
Multifactor Developed Markets (ex-US) ETF	202,716,410	81,236,144
Multifactor Diversified International ETF	419,538	57,509
Multifactor Emerging Markets ETF	7,037,836	6,342,705
Multifactor Small Cap ETF	2,226,711 *	1,047,849 *
Multifactor US Equity ETF	23,354,516	7,668,693

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended September 30, 2021, Multifactor Developed Markets (ex-US) ETF utilized $60,638,784, Multifactor Diversified International ETF utilized $455,109, Multifactor Emerging Markets Equity ETF utilized $5,988,122, Multifactor Small Cap ETF utilized $465,827 and Multifactor US Equity ETF utilized $355,001 of prior year capital loss carryforwards, respectively.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2022 is different from book purposes primarily due to wash sale loss deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on swaps, forwards, futures and options. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Longevity Economy ETF	$ 24,775,811	$ 1,603,724	$ (1,278,710)	$ 325,014
Multifactor Developed Markets (ex-US) ETF	1,601,851,228	239,933,542	(95,344,839)	144,588,703
Multifactor Diversified International ETF	5,149,923	732,192	(194,236)	537,956
Multifactor Emerging Markets ETF	40,002,869	5,038,919	(3,011,304)	2,027,615
Multifactor Small Cap ETF	29,699,315	1,511,140	(2,563,635)	(1,052,495)
Multifactor US Equity ETF	291,199,016	39,769,587	(6,475,320)	33,294,267
7.	Expenses:
a)	Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC ("HFMC"), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.
Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2022; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

55

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

Fund	Management Fee Rates
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
b)	Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the period ended March 31, 2022, the Funds did not pay any Rule 12b-1 fees.
c)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended March 31, 2022, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Advisory Agreement, HFMC also pays any CCO compensation on behalf of the Funds.
8.	Securities Lending:
The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process - especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
56

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan; the collateral posted by the borrower; and the net amount, if any, due from the borrower in the event of default as of March 31, 2022.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Collateral Posted by Borrower(1)	Net Amount(2)
Longevity Economy ETF	$ 76,838	$ (76,838)	$ —
Multifactor Developed Markets (ex-US) ETF	65,214,002	(65,214,002) (3)	—
Multifactor Diversified International ETF	117,031	(117,031) (3)	—
Multifactor Emerging Markets ETF	116,184	(116,184) (3)	—
Multifactor Small Cap ETF	39,727	(39,727)	—
Multifactor US Equity ETF	62,261	(62,261)	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned. Collateral received in excess or in deficit of the market value of securities loaned is not presented in this table.
(2)	Net amount represents the net amount receivable due from the borrower in the event of default.
(3)	Includes non-cash collateral of $15,979,604, $70,416 and $123,519 for Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF and Multifactor Emerging Markets ETF, respectively.
9.	Secured Borrowings:
The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
Certain Transfers Accounted For As Secured Borrowings
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Longevity Economy ETF
Securities Lending Transactions(1)
Common Stocks	$ 79,119	$ —	$ —	$ —	$ 79,119
Total Borrowings	$ 79,119	$ —	$ —	$ —	$ 79,119
Gross amount of recognized liabilities for securities lending transactions					$ 79,119
Multifactor Developed Markets (ex-US) ETF
Securities Lending Transactions(1)
Common Stocks	$ 53,895,480	$ —	$ —	$ —	$ 53,895,480
Total Borrowings	$ 53,895,480	$ —	$ —	$ —	$ 53,895,480
Gross amount of recognized liabilities for securities lending transactions					$ 53,895,480
Multifactor Diversified International ETF
Securities Lending Transactions(1)
Common Stocks	$ 56,094	$ —	$ —	$ —	$ 56,094
Total Borrowings	$ 56,094	$ —	$ —	$ —	$ 56,094
Gross amount of recognized liabilities for securities lending transactions					$ 56,094
Multifactor Small Cap ETF
Securities Lending Transactions(1)
Common Stocks	$ 41,066	$ —	$ —	$ —	$ 41,066
Total Borrowings	$ 41,066	$ —	$ —	$ —	$ 41,066
Gross amount of recognized liabilities for securities lending transactions					$ 41,066
Multifactor US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$ 64,115	$ —	$ —	$ —	$ 64,115
Total Borrowings	$ 64,115	$ —	$ —	$ —	$ 64,115
Gross amount of recognized liabilities for securities lending transactions					$ 64,115

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.
57

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

10.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
11.	Affiliate Holdings:
As of March 31, 2022, affiliates of The Hartford had ownership of shares in each Fund as follows:

Fund	Percentage of Fund
Longevity Economy ETF	99%
Multifactor Diversified International ETF	40%
Multifactor Small Cap ETF	50%
As of March 31, 2022, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	4%
Multifactor Emerging Markets ETF	8%
Multifactor US Equity ETF	25%
12.	Investment Transactions:
For the period ended March 31, 2022, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Longevity Economy ETF	$ 8,220,382	$ 8,198,340	$ 8,220,382	$ 8,198,340
Multifactor Developed Markets (ex-US) ETF	293,392,589	309,653,279	293,392,589	309,653,279
Multifactor Diversified International ETF	1,372,839	1,491,133	1,372,839	1,491,133
Multifactor Emerging Markets ETF	13,356,340	12,504,144	13,356,340	12,504,144
Multifactor Small Cap ETF	7,016,393	7,165,513	7,016,393	7,165,513
Multifactor US Equity ETF	84,949,984	83,594,172	84,949,984	83,594,172
For the period ended March 31, 2022, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$ 7,366,427	$ 177,989,280	$ 34,335,163
Multifactor Emerging Markets ETF	768,534	—	—
Multifactor Small Cap ETF	12,478,648	8,008,010	1,422,060
Multifactor US Equity ETF	16,737,708	99,298,364	21,454,649
58

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

13.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.
Shares of Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the periods ended March 31, 2022 and September 30, 2021:

	For the Six-Month Period Ended March 31, 2022		For the Year or Period Ended September 30, 2021
	Shares	Amount	Shares	Amount
Longevity Economy ETF(1)
Shares Sold	—	$ —	1,100,001	$ 29,116,378
Shares Redeemed	—	—	(150,001)	(4,077,718)
Total Net Increase (Decrease)	—	—	950,000	25,038,660
Multifactor Developed Markets (ex-US) ETF
Shares Sold	250,000	$ 7,536,826	1,400,000	$ 39,421,674
Shares Redeemed	(6,050,000)	(182,316,776)	(14,400,000)	(408,608,631)
Total Net Increase (Decrease)	(5,800,000)	(174,779,950)	(13,000,000)	(369,186,957)
Multifactor Diversified International ETF
Shares Sold	—	$ —	—	$ —
Shares Redeemed	—	—	—	—
Total Net Increase (Decrease)	—	—	—	—
Multifactor Emerging Markets ETF
Shares Sold	100,000	$ 2,355,605	—	$ —
Shares Redeemed	—	—	(500,000)	(11,443,163)
Other Capital	—	2,357	—	11,522
Total Net Increase (Decrease)	100,000	2,357,962	(500,000)	(11,431,641)
Multifactor Small Cap ETF
Shares Sold	300,000	$ 12,478,155	550,000	$ 21,056,818
Shares Redeemed	(200,000)	(8,011,474)	(200,000)	(6,907,604)
Total Net Increase (Decrease)	100,000	4,466,681	350,000	14,149,214
59

Hartford Multifactor ETFs
 Notes to Financial Statements – (continued)
 March 31, 2022  (Unaudited)

	For the Six-Month Period Ended March 31, 2022		For the Year or Period Ended September 30, 2021
	Shares	Amount	Shares	Amount
Multifactor US Equity ETF
Shares Sold	400,000	$ 16,699,027	6,450,000	$ 245,723,876
Shares Redeemed	(2,350,000)	(99,128,910)	(4,500,000)	(172,629,516)
Total Net Increase (Decrease)	(1,950,000)	(82,429,883)	1,950,000	73,094,360

(1)	Commenced operations on March 16, 2021.
14.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended March 31, 2022, events and transactions subsequent to March 31, 2022, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
60

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
61

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2022), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2022

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
ETFs are distributed by ALPS Distributors, Inc. (ALPS). Advisory services may be provided by Hartford Funds Management Company, LLC (HFMC) or its wholly owned subsidiary, Lattice Strategies LLC (Lattice). HFMC and Lattice are SEC registered investment advisers. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, HFMC, and Lattice, which are not affiliated with ALPS.
ETFSAR-MLT22    05/22      228337    LAT002296    Printed in the U.S.A.

(b)     Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 2, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 2, 2022	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 2, 2022	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)